UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

November 30, 2014

Columbia Dividend Income Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

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Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

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(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

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Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at blog.columbiamanagement.com/publications.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

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View our commentaries on the economy, markets and current investment opportunities.

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*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Dividend Income Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Board Consideration and Approval of Advisory Agreement	35
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Dividend Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Dividend Income Fund (the Fund) Class A shares returned 7.97% excluding sales charges for the six-month period that ended November 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Index, which returned 8.22% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		7.97	15.21	14.42	8.69
Including sales charges		1.77	8.61	13.07	8.05
Class B	11/25/02
Excluding sales charges		7.61	14.39	13.57	7.88
Including sales charges		2.61	9.39	13.33	7.88
Class C	11/25/02
Excluding sales charges		7.62	14.40	13.58	7.89
Including sales charges		6.62	13.40	13.58	7.89
Class I*	09/27/10	8.19	15.74	14.86	9.04
Class R*	03/28/08	7.84	14.93	14.14	8.43
Class R4*	11/08/12	8.10	15.52	14.71	8.97
Class R5*	11/08/12	8.23	15.67	14.78	9.00
Class T	03/04/98
Excluding sales charges		7.95	15.16	14.36	8.63
Including sales charges		1.74	8.55	13.01	7.99
Class W*	09/27/10	7.98	15.24	14.43	8.72
Class Y*	11/08/12	8.25	15.71	14.79	9.01
Class Z	03/04/98	8.16	15.48	14.71	8.97
Russell 1000 Index		8.22	16.56	16.25	8.37

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia Dividend Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Verizon Communications, Inc.	3.1
Microsoft Corp.	3.0
Johnson & Johnson	2.8
Apple, Inc.	2.6
Wells Fargo & Co.	2.6
Merck & Co., Inc.	2.5
Comcast Corp., Class A	2.5
JPMorgan Chase & Co.	2.5
Pfizer, Inc.	2.5
Intel Corp.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	95.6
Consumer Discretionary	8.3
Consumer Staples	11.9
Energy	8.7
Financials	17.6
Health Care	13.8
Industrials	11.3
Information Technology	13.7
Materials	3.0
Telecommunication Services	3.0
Utilities	4.3
Exchange-Traded Funds	1.3
Money Market Funds	3.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Scott Davis

Michael Barclay, CFA

Peter Santoro, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
5

Columbia Dividend Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,079.70	1,019.85	5.29	5.14	1.02
Class B	1,000.00	1,000.00	1,076.10	1,016.11	9.16	8.90	1.77
Class C	1,000.00	1,000.00	1,076.20	1,016.11	9.16	8.90	1.77
Class I	1,000.00	1,000.00	1,081.90	1,022.04	3.01	2.92	0.58
Class R	1,000.00	1,000.00	1,078.40	1,018.60	6.58	6.39	1.27
Class R4	1,000.00	1,000.00	1,081.00	1,021.09	3.99	3.88	0.77
Class R5	1,000.00	1,000.00	1,082.30	1,021.79	3.27	3.18	0.63
Class T	1,000.00	1,000.00	1,079.50	1,019.70	5.44	5.29	1.05
Class W	1,000.00	1,000.00	1,079.80	1,019.85	5.29	5.14	1.02
Class Y	1,000.00	1,000.00	1,082.50	1,022.04	3.01	2.92	0.58
Class Z	1,000.00	1,000.00	1,081.60	1,021.09	4.00	3.88	0.77

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
6

Columbia Dividend Income Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.2%

Issuer	Shares	Value ($)
Consumer Discretionary 8.2%
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	1,320,000	127,789,200
Media 2.9%
Comcast Corp., Class A	4,032,960	230,040,038
Time Warner, Inc.	518,000	44,092,160
Total		274,132,198
Multiline Retail 0.9%
Macy's, Inc.	1,256,680	81,571,099
Specialty Retail 1.8%
Home Depot, Inc. (The)	1,680,440	167,035,736
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	410,000	47,445,200
VF Corp.	980,000	73,666,600
Total		121,111,800
Total Consumer Discretionary		771,640,033
Consumer Staples 11.8%
Beverages 1.5%
Anheuser-Busch InBev NV, ADR	391,380	45,787,546
Coca-Cola Co. (The)	1,558,240	69,855,899
Coca-Cola Enterprises, Inc.	556,940	24,471,944
Total		140,115,389
Food & Staples Retailing 2.7%
CVS Health Corp.	1,460,000	133,385,600
Wal-Mart Stores, Inc.	1,347,670	117,975,032
Total		251,360,632
Food Products 1.2%
General Mills, Inc.	1,275,000	67,256,250
Kraft Foods Group, Inc.	760,000	45,729,200
Total		112,985,450
Household Products 2.9%
Kimberly-Clark Corp.	930,000	108,428,700
Procter & Gamble Co. (The)	1,800,000	162,774,000
Total		271,202,700
Tobacco 3.5%
Altria Group, Inc.	2,860,000	143,743,600
Philip Morris International, Inc.	2,200,000	191,246,000
Total		334,989,600
Total Consumer Staples		1,110,653,771

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 8.7%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	1,325,000	113,883,750
Oil, Gas & Consumable Fuels 7.5%
BP PLC, ADR	945,000	37,157,400
Chevron Corp.	1,182,000	128,684,340
ConocoPhillips	1,575,000	104,060,250
Exxon Mobil Corp.	1,850,000	167,499,000
Kinder Morgan, Inc.	1,155,250	47,769,587
Occidental Petroleum Corp.	685,000	54,642,450
Phillips 66	1,040,000	75,940,800
Royal Dutch Shell PLC, ADR, Class A	1,270,000	84,340,700
Total		700,094,527
Total Energy		813,978,277
Financials 17.6%
Banks 7.9%
Fifth Third Bancorp	2,200,000	44,264,000
JPMorgan Chase & Co.	3,800,000	228,608,000
PNC Financial Services Group, Inc. (The)	1,050,000	91,843,500
U.S. Bancorp	3,258,000	144,003,600
Wells Fargo & Co.	4,250,000	231,540,000
Total		740,259,100
Capital Markets 2.9%
BlackRock, Inc.	395,000	141,836,600
Northern Trust Corp.	1,020,000	69,084,600
T. Rowe Price Group, Inc.	700,000	58,429,000
Total		269,350,200
Consumer Finance 0.9%
American Express Co.	890,000	82,253,800
Diversified Financial Services 0.9%
CME Group, Inc.	980,000	82,947,200
Insurance 3.5%
ACE Ltd.	775,000	88,613,500
Chubb Corp. (The)	700,000	72,135,000
Marsh & McLennan Companies, Inc.	2,150,000	121,668,500
MetLife, Inc.	837,740	46,586,721
Total		329,003,721
Real Estate Investment Trusts (REITs) 1.5%
Duke Realty Corp.	1,200,000	23,328,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Public Storage	355,000	66,608,650
Simon Property Group, Inc.	298,000	53,878,400
Total		143,815,050
Total Financials		1,647,629,071
Health Care 13.7%
Biotechnology 2.1%
Amgen, Inc.	1,182,750	195,520,402
Health Care Equipment & Supplies 1.3%
Covidien PLC	569,650	57,534,650
Medtronic, Inc.	905,490	66,888,546
Total		124,423,196
Pharmaceuticals 10.3%
AbbVie, Inc.	1,721,430	119,122,956
Johnson & Johnson	2,368,000	256,336,000
Merck & Co., Inc.	3,810,000	230,124,000
Pfizer, Inc.	7,250,000	225,837,500
Roche Holding AG, ADR	3,584,610	134,279,491
Total		965,699,947
Total Health Care		1,285,643,545
Industrials 11.2%
Aerospace & Defense 5.8%
Boeing Co. (The)	1,200,000	161,232,000
Honeywell International, Inc.	1,605,000	159,007,350
Raytheon Co.	1,575,000	168,052,500
United Technologies Corp.	475,000	52,288,000
Total		540,579,850
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	975,000	107,172,000
Commercial Services & Supplies 0.7%
Waste Management, Inc.	1,335,000	65,054,550
Electrical Equipment 0.5%
Emerson Electric Co.	775,000	49,406,250
Industrial Conglomerates 0.8%
General Electric Co.	2,781,810	73,690,147
Machinery 2.3%
Dover Corp.	1,100,000	84,689,000
Illinois Tool Works, Inc.	565,000	53,635,450

Common Stocks (continued)

Issuer	Shares	Value ($)
Parker-Hannifin Corp.	590,000	76,127,700
Total		214,452,150
Total Industrials		1,050,354,947
Information Technology 13.7%
Communications Equipment 1.3%
Cisco Systems, Inc.	4,325,000	119,543,000
IT Services 2.2%
Automatic Data Processing, Inc.	1,220,000	104,480,800
International Business Machines Corp.	610,475	99,000,731
Total		203,481,531
Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	5,425,000	202,081,250
KLA-Tencor Corp.	956,870	66,445,053
Texas Instruments, Inc.	1,600,000	87,072,000
Total		355,598,303
Software 2.8%
Microsoft Corp.	5,600,000	267,736,000
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	2,000,000	237,860,000
EMC Corp.	3,255,000	98,789,250
Total		336,649,250
Total Information Technology		1,283,008,084
Materials 3.0%
Chemicals 2.5%
EI du Pont de Nemours & Co.	1,620,000	115,668,000
LyondellBasell Industries NV, Class A	308,310	24,313,327
Sherwin-Williams Co. (The)	380,000	93,046,800
Total		233,028,127
Containers & Packaging 0.5%
Sonoco Products Co.	1,125,000	47,272,500
Total Materials		280,300,627
Telecommunication Services 3.0%
Diversified Telecommunication Services 3.0%
Verizon Communications, Inc.	5,475,000	276,980,250
Total Telecommunication Services		276,980,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 4.3%
Electric Utilities 2.2%
American Electric Power Co., Inc.	875,000	50,356,250
Duke Energy Corp.	572,000	46,274,800
NextEra Energy, Inc.	515,000	53,760,850
Northeast Utilities	1,035,000	52,412,400
Total		202,804,300
Multi-Utilities 2.1%
CMS Energy Corp.	1,570,000	51,967,000
Dominion Resources, Inc.	697,000	50,567,350
Sempra Energy	425,000	47,485,250
Wisconsin Energy Corp.	1,025,000	50,635,000
Total		200,654,600
Total Utilities		403,458,900
Total Common Stocks (Cost: $5,893,996,889)		8,923,647,505

Exchange-Traded Funds 1.3%

Issuer	Shares	Value ($)
SPDR S&P 500 ETF Trust	575,000	119,140,000
Total Exchange-Traded Funds (Cost: $115,638,750)		119,140,000
Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(a)(b)	292,594,169	292,594,169
Total Money Market Funds (Cost: $292,594,169)		292,594,169
Total Investments (Cost: $6,302,229,808)		9,335,381,674
Other Assets & Liabilities, Net		34,628,680
Net Assets		9,370,010,354

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	97,058,448	863,915,165	(668,379,444)	292,594,169	79,049	292,594,169

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	771,640,033	—	—	771,640,033
Consumer Staples	1,110,653,771	—	—	1,110,653,771
Energy	813,978,277	—	—	813,978,277
Financials	1,647,629,071	—	—	1,647,629,071
Health Care	1,285,643,545	—	—	1,285,643,545
Industrials	1,050,354,947	—	—	1,050,354,947
Information Technology	1,283,008,084	—	—	1,283,008,084
Materials	280,300,627	—	—	280,300,627
Telecommunication Services	276,980,250	—	—	276,980,250
Utilities	403,458,900	—	—	403,458,900
Exchange-Traded Funds	119,140,000	—	—	119,140,000
Total Equity Securities	9,042,787,505	—	—	9,042,787,505
Mutual Funds
Money Market Funds	292,594,169	—	—	292,594,169
Total Mutual Funds	292,594,169	—	—	292,594,169
Total	9,335,381,674	—	—	9,335,381,674

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Dividend Income Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $6,009,635,639)	$9,042,787,505
Affiliated issuers (identified cost $292,594,169)	292,594,169
Total investments (identified cost $6,302,229,808)	9,335,381,674
Receivable for:
Capital shares sold	4,099,740
Dividends	41,197,028
Reclaims	636,367
Prepaid expenses	67,225
Trustees' deferred compensation plan	193,081
Other assets	32,035
Total assets	9,381,607,150
Liabilities
Disbursements in excess of cash	30,016
Payable for:
Capital shares purchased	8,875,765
Investment management fees	268,028
Distribution and/or service fees	75,671
Transfer agent fees	1,896,335
Administration fees	22,626
Chief compliance officer expenses	811
Other expenses	234,463
Trustees' deferred compensation plan	193,081
Total liabilities	11,596,796
Net assets applicable to outstanding capital stock	$9,370,010,354
Represented by
Paid-in capital	$5,706,892,025
Undistributed net investment income	43,971,937
Accumulated net realized gain	585,994,526
Unrealized appreciation (depreciation) on:
Investments	3,033,151,866
Total — representing net assets applicable to outstanding capital stock	$9,370,010,354

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Dividend Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$2,601,742,377
Shares outstanding	127,839,683
Net asset value per share	$20.35
Maximum offering price per share(a)	$21.59
Class B
Net assets	$11,511,133
Shares outstanding	580,264
Net asset value per share	$19.84
Class C
Net assets	$649,163,146
Shares outstanding	32,742,211
Net asset value per share	$19.83
Class I
Net assets	$231,879,218
Shares outstanding	11,369,453
Net asset value per share	$20.39
Class R
Net assets	$89,740,006
Shares outstanding	4,408,874
Net asset value per share	$20.35
Class R4
Net assets	$154,545,096
Shares outstanding	7,493,716
Net asset value per share	$20.62
Class R5
Net assets	$250,666,986
Shares outstanding	12,158,817
Net asset value per share	$20.62
Class T
Net assets	$87,070,229
Shares outstanding	4,277,667
Net asset value per share	$20.35
Maximum offering price per share(a)	$21.59
Class W
Net assets	$180,968
Shares outstanding	8,896
Net asset value per share	$20.34
Class Y
Net assets	$104,148,381
Shares outstanding	5,048,191
Net asset value per share	$20.63
Class Z
Net assets	$5,189,362,814
Shares outstanding	254,743,700
Net asset value per share	$20.37

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Dividend Income Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$133,316,337
Dividends — affiliated issuers	79,049
Foreign taxes withheld	(431,050)
Total income	132,964,336
Expenses:
Investment management fees	23,432,370
Distribution and/or service fees
Class A	3,161,865
Class B	60,283
Class C	3,060,105
Class R	220,431
Class T	120,849
Class W	232
Transfer agent fees
Class A	2,332,516
Class B	11,111
Class C	565,000
Class R	81,386
Class R4	123,250
Class R5	47,866
Class T	78,530
Class W	171
Class Z	4,620,495
Administration fees	1,980,772
Compensation of board members	112,673
Custodian fees	26,437
Printing and postage fees	201,198
Registration fees	107,440
Professional fees	141,778
Chief compliance officer expenses	2,345
Other	82,706
Total expenses	40,571,809
Expense reductions	(5,416)
Total net expenses	40,566,393
Net investment income	92,397,943
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	322,923,419
Net realized gain	322,923,419
Net change in unrealized appreciation (depreciation) on:
Investments	294,522,973
Net change in unrealized appreciation	294,522,973
Net realized and unrealized gain	617,446,392
Net increase in net assets resulting from operations	$709,844,335

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Dividend Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$92,397,943	$182,344,261
Net realized gain	322,923,419	380,405,883
Net change in unrealized appreciation	294,522,973	701,650,579
Net increase in net assets resulting from operations	709,844,335	1,264,400,723
Distributions to shareholders
Net investment income
Class A	(23,239,290)	(48,774,426)
Class B	(68,700)	(163,709)
Class C	(3,431,883)	(6,162,553)
Class I	(2,360,835)	(6,727,718)
Class R	(701,023)	(1,296,709)
Class R4	(1,330,186)	(1,589,980)
Class R5	(1,905,235)	(2,521,637)
Class T	(761,771)	(1,525,087)
Class W	(1,758)	(60,409)
Class Y	(977,391)	(918,221)
Class Z	(52,199,655)	(104,137,594)
Net realized gains
Class A	—	(36,631,156)
Class B	—	(197,597)
Class C	—	(7,635,089)
Class I	—	(4,234,144)
Class R	—	(1,091,386)
Class R4	—	(1,296,331)
Class R5	—	(1,582,324)
Class T	—	(1,131,873)
Class W	—	(4,208)
Class Y	—	(870,609)
Class Z	—	(67,557,777)
Total distributions to shareholders	(86,977,727)	(296,110,537)
Decrease in net assets from capital stock activity	(252,061,510)	(399,830,870)
Total increase in net assets	370,805,098	568,459,316
Net assets at beginning of period	8,999,205,256	8,430,745,940
Net assets at end of period	$9,370,010,354	$8,999,205,256
Undistributed net investment income	$43,971,937	$38,551,721

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Dividend Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	11,876,536	231,039,552	36,055,778	636,504,270
Distributions reinvested	1,099,323	21,321,052	4,496,666	78,829,571
Redemptions	(19,592,823)	(380,385,768)	(53,787,698)	(962,833,781)
Net decrease	(6,616,964)	(128,025,164)	(13,235,254)	(247,499,940)
Class B shares
Subscriptions	9,325	175,263	89,255	1,522,927
Distributions reinvested	2,850	53,943	16,521	283,289
Redemptions(a)	(127,499)	(2,402,633)	(313,940)	(5,463,321)
Net decrease	(115,324)	(2,173,427)	(208,164)	(3,657,105)
Class C shares
Subscriptions	2,373,571	44,946,589	8,354,924	143,831,392
Distributions reinvested	146,310	2,769,154	641,692	11,021,164
Redemptions	(2,239,136)	(42,296,274)	(4,202,097)	(73,154,169)
Net increase	280,745	5,419,469	4,794,519	81,698,387
Class I shares
Subscriptions	3,647,790	68,898,686	9,631,223	169,505,506
Distributions reinvested	121,509	2,360,805	628,117	10,961,728
Redemptions	(4,660,264)	(91,920,977)	(16,758,388)	(298,440,368)
Net decrease	(890,965)	(20,661,486)	(6,499,048)	(117,973,134)
Class R shares
Subscriptions	552,195	10,756,931	1,436,715	25,425,514
Distributions reinvested	31,751	616,403	116,051	2,041,163
Redemptions	(770,923)	(15,066,019)	(1,236,288)	(22,071,238)
Net increase (decrease)	(186,977)	(3,692,685)	316,478	5,395,439
Class R4 shares
Subscriptions	1,773,085	34,607,873	5,872,195	106,859,442
Distributions reinvested	62,351	1,226,213	158,177	2,829,629
Redemptions	(740,337)	(14,561,071)	(1,795,401)	(32,248,824)
Net increase	1,095,099	21,273,015	4,234,971	77,440,247
Class R5 shares
Subscriptions	5,041,724	97,576,069	5,721,692	102,523,878
Distributions reinvested	92,421	1,815,979	219,606	3,916,104
Redemptions	(1,102,331)	(21,515,834)	(1,578,647)	(28,835,154)
Net increase	4,031,814	77,876,214	4,362,651	77,604,828

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Dividend Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	10,057	194,672	45,786	809,219
Distributions reinvested	32,041	621,811	124,591	2,185,641
Redemptions	(261,001)	(5,078,194)	(619,844)	(11,017,024)
Net decrease	(218,903)	(4,261,711)	(449,467)	(8,022,164)
Class W shares
Subscriptions	—	—	113,460	1,959,011
Distributions reinvested	89	1,734	3,839	64,498
Redemptions	(1,347)	(25,970)	(656,856)	(11,525,403)
Net decrease	(1,258)	(24,236)	(539,557)	(9,501,894)
Class Y shares
Subscriptions	1,185,529	23,756,797	4,491,964	80,781,456
Distributions reinvested	49,721	977,362	99,355	1,788,719
Redemptions	(269,273)	(5,287,729)	(578,024)	(10,515,348)
Net increase	965,977	19,446,430	4,013,295	72,054,827
Class Z shares
Subscriptions	17,860,989	347,125,566	46,759,781	827,016,801
Distributions reinvested	1,347,723	26,163,416	5,022,547	88,070,335
Redemptions	(30,468,776)	(590,526,911)	(69,756,764)	(1,242,457,497)
Net decrease	(11,260,064)	(217,237,929)	(17,974,436)	(327,370,361)
Total net decrease	(12,916,820)	(252,061,510)	(21,184,012)	(399,830,870)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Dividend Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.02		$17.05		$13.96		$12.16		$12.12		$11.18		$12.01
Income from investment operations:
Net investment income	0.19		0.35		0.34		0.25		0.29		0.28		0.29
Net realized and unrealized gain (loss)	1.32		2.20		3.09		1.73		0.03	(b)	0.94		(0.86)
Total from investment operations	1.51		2.55		3.43		1.98		0.32		1.22		(0.57)
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.34)		(0.18)		(0.28)		(0.28)		(0.27)
Net realized gains	—		(0.24)		—		—		—		—		—
Total distributions to shareholders	(0.18)		(0.58)		(0.34)		(0.18)		(0.28)		(0.28)		(0.27)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$20.35		$19.02		$17.05		$13.96		$12.16		$12.12		$11.18
Total return	7.97%		15.25%		24.91%		16.26%		2.56%		11.02%		(4.33%)
Ratios to average net assets(c)
Total gross expenses	1.02	%(d)	1.02%		1.04%		1.06	%(d)	1.09%		1.07%		1.11%
Total net expenses(e)	1.02	%(d)(f)	1.02	%(f)	1.03	%(f)	1.00	%(d)	1.03	%(f)	1.05	%(f)	1.05	%(f)
Net investment income	1.94	%(d)	1.96%		2.20%		2.71	%(d)	2.23%		2.41%		2.88%
Supplemental data
Net assets, end of period (in thousands)	$2,601,742		$2,556,782		$2,518,406		$1,729,495		$1,103,389		$728,219		$483,916
Portfolio turnover	10%		19%		24%		23%		20%		17%		23%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.54		$16.64		$13.63		$11.89		$11.86		$10.94		$11.75
Income from investment operations:
Net investment income	0.11		0.21		0.22		0.18		0.19		0.19		0.21
Net realized and unrealized gain (loss)	1.30		2.14		3.02		1.69		0.03	(b)	0.93		(0.82)
Total from investment operations	1.41		2.35		3.24		1.87		0.22		1.12		(0.61)
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)
Net realized gains	—		(0.24)		—		—		—		—		—
Total distributions to shareholders	(0.11)		(0.45)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$19.84		$18.54		$16.64		$13.63		$11.89		$11.86		$10.94
Total return	7.61%		14.33%		23.99%		15.69%		1.74%		10.24%		(4.97%)
Ratios to average net assets(d)
Total gross expenses	1.77	%(e)	1.77%		1.79%		1.81	%(e)	1.85%		1.82%		1.86%
Total net expenses(f)	1.77	%(e)(g)	1.77	%(g)	1.77	%(g)	1.75	%(e)	1.79	%(g)	1.80	%(g)	1.80	%(g)
Net investment income	1.17	%(e)	1.22%		1.47%		1.96	%(e)	1.48%		1.67%		2.18%
Supplemental data
Net assets, end of period (in thousands)	$11,511		$12,896		$15,034		$15,095		$15,659		$21,126		$28,006
Portfolio turnover	10%		19%		24%		23%		20%		17%		23%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.53		$16.63		$13.62		$11.88		$11.85		$10.93		$11.74
Income from investment operations:
Net investment income	0.11		0.21		0.22		0.18		0.19		0.19		0.20
Net realized and unrealized gain (loss)	1.30		2.13		3.02		1.69		0.03	(b)	0.93		(0.82)
Total from investment operations	1.41		2.34		3.24		1.87		0.22		1.12		(0.62)
Less distributions to shareholders:
Net investment income	(0.11)		(0.20)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)
Net realized gains	—		(0.24)		—		—		—		—		—
Total distributions to shareholders	(0.11)		(0.44)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$19.83		$18.53		$16.63		$13.62		$11.88		$11.85		$10.93
Total return	7.62%		14.33%		24.00%		15.71%		1.74%		10.25%		(4.98%)
Ratios to average net assets(c)
Total gross expenses	1.77	%(d)	1.77%		1.79%		1.81	%(d)	1.84%		1.82%		1.86%
Total net expenses(e)	1.77	%(d)(f)	1.77	%(f)	1.78	%(f)	1.75	%(d)	1.78	%(f)	1.80	%(f)	1.80	%(f)
Net investment income	1.21	%(d)	1.24%		1.45%		1.96	%(d)	1.49%		1.66%		2.08%
Supplemental data
Net assets, end of period (in thousands)	$649,163		$601,468		$459,966		$279,093		$181,875		$94,091		$48,438
Portfolio turnover	10%		19%		24%		23%		20%		17%		23%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended September 30,
Class I	(Unaudited)		2014	2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.06		$17.09	$13.99	$12.18		$12.13		$12.14
Income from investment operations:
Net investment income	0.23		0.42	0.41	0.28		0.35		0.01
Net realized and unrealized gain (loss)	1.32		2.20	3.09	1.73		0.03	(c)	(0.02)
Total from investment operations	1.55		2.62	3.50	2.01		0.38		(0.01)
Less distributions to shareholders:
Net investment income	(0.22)		(0.41)	(0.40)	(0.20)		(0.33)		—
Net realized gains	—		(0.24)	—	—		—		—
Total distributions to shareholders	(0.22)		(0.65)	(0.40)	(0.20)		(0.33)		—
Net asset value, end of period	$20.39		$19.06	$17.09	$13.99		$12.18		$12.13
Total return	8.19%		15.72%	25.42%	16.53%		3.02%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	0.58	%(e)	0.58%	0.60%	0.63	%(e)	0.67%		0.71	%(e)
Total net expenses(f)	0.58	%(e)	0.58%	0.60%	0.63	%(e)	0.67	%(g)	0.71	%(e)(g)
Net investment income	2.40	%(e)	2.35%	2.64%	3.08	%(e)	2.62%		8.17	%(e)
Supplemental data
Net assets, end of period (in thousands)	$231,879		$233,626	$320,524	$271,694		$249,778		$2
Portfolio turnover	10%		19%	24%	23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,						Year ended September 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.02		$17.05		$13.96		$12.17		$12.13		$11.18		$12.01
Income from investment operations:
Net investment income	0.16		0.31		0.30		0.23		0.26		0.27		0.28
Net realized and unrealized gain (loss)	1.32		2.19		3.09		1.72		0.03	(b)	0.93		(0.86)
Total from investment operations	1.48		2.50		3.39		1.95		0.29		1.20		(0.58)
Less distributions to shareholders:
Net investment income	(0.15)		(0.29)		(0.30)		(0.16)		(0.25)		(0.25)		(0.25)
Net realized gains	—		(0.24)		—		—		—		—		—
Total distributions to shareholders	(0.15)		(0.53)		(0.30)		(0.16)		(0.25)		(0.25)		(0.25)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$20.35		$19.02		$17.05		$13.96		$12.17		$12.13		$11.18
Total return	7.84%		14.96%		24.60%		16.03%		2.30%		10.84%		(4.57%)
Ratios to average net assets(d)
Total gross expenses	1.27	%(e)	1.27%		1.29%		1.31	%(e)	1.34%		1.32%		1.36%
Total net expenses(f)	1.27	%(e)(g)	1.27	%(g)	1.28	%(g)	1.25	%(e)	1.28	%(g)	1.30	%(g)	1.30	%(g)
Net investment income	1.70	%(e)	1.73%		1.95%		2.46	%(e)	1.98%		2.27%		2.59%
Supplemental data
Net assets, end of period (in thousands)	$89,740		$87,406		$72,979		$32,183		$13,101		$8,577		$657
Portfolio turnover	10%		19%		24%		23%		20%		17%		23%
Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.27		$17.27		$14.65
Income from investment operations:
Net investment income	0.22		0.42		0.20
Net realized and unrealized gain	1.33		2.20		2.60
Total from investment operations	1.55		2.62		2.80
Less distributions to shareholders:
Net investment income	(0.20)		(0.38)		(0.18)
Net realized gains	—		(0.24)		—
Total distributions to shareholders	(0.20)		(0.62)		(0.18)
Net asset value, end of period	$20.62		$19.27		$17.27
Total return	8.10%		15.51%		19.22%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.77%		0.82	%(c)
Total net expenses(d)	0.77	%(c)(e)	0.77	%(e)	0.82	%(c)
Net investment income	2.25	%(c)	2.29%		2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$154,545		$123,274		$37,359
Portfolio turnover	10%		19%		24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$19.26		$17.26	$14.65
Income from investment operations:
Net investment income	0.24		0.43	0.22
Net realized and unrealized gain	1.33		2.21	2.58
Total from investment operations	1.57		2.64	2.80
Less distributions to shareholders:
Net investment income	(0.21)		(0.40)	(0.19)
Net realized gains	—		(0.24)	—
Total distributions to shareholders	(0.21)		(0.64)	(0.19)
Net asset value, end of period	$20.62		$19.26	$17.26
Total return	8.23%		15.68%	19.27%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.64%	0.65	%(c)
Total net expenses(d)	0.63	%(c)	0.64%	0.65	%(c)
Net investment income	2.43	%(c)	2.41%	2.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$250,667		$156,525	$64,986
Portfolio turnover	10%		19%	24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,						Year ended September 30,
Class T	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.02		$17.05		$13.96		$12.17		$12.13		$11.18		$12.01
Income from investment operations:
Net investment income	0.18		0.34		0.33		0.24		0.29		0.28		0.29
Net realized and unrealized gain (loss)	1.32		2.20		3.09		1.72		0.03	(b)	0.95		(0.85)
Total from investment operations	1.50		2.54		3.42		1.96		0.32		1.23		(0.56)
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.33)		(0.17)		(0.28)		(0.28)		(0.27)
Net realized gains	—		(0.24)		—		—		—		—		—
Total distributions to shareholders	(0.17)		(0.57)		(0.33)		(0.17)		(0.28)		(0.28)		(0.27)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$20.35		$19.02		$17.05		$13.96		$12.17		$12.13		$11.18
Total return	7.95%		15.19%		24.85%		16.14%		2.51%		11.06%		(4.38%)
Ratios to average net assets(d)
Total gross expenses	1.05	%(e)	1.07%		1.09%		1.11	%(e)	1.15%		1.12%		1.16%
Total net expenses(f)	1.05	%(e)(g)	1.07	%(g)	1.08	%(g)	1.05	%(e)	1.09	%(g)	1.10	%(g)	1.10	%(g)
Net investment income	1.91	%(e)	1.92%		2.16%		2.65	%(e)	2.18%		2.36%		2.87%
Supplemental data
Net assets, end of period (in thousands)	$87,070		$85,511		$84,342		$77,344		$72,421		$80,405		$73,773
Portfolio turnover	10%		19%		24%		23%		20%		17%		23%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,						Year ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.01		$17.05		$13.96		$12.16		$12.12		$12.13
Income from investment operations:
Net investment income	0.19		0.31		0.33		0.25		0.30		0.01
Net realized and unrealized gain (loss)	1.32		2.23		3.10		1.73		0.02	(c)	(0.02)
Total from investment operations	1.51		2.54		3.43		1.98		0.32		(0.01)
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.34)		(0.18)		(0.28)		—
Net realized gains	—		(0.24)		—		—		—		—
Total distributions to shareholders	(0.18)		(0.58)		(0.34)		(0.18)		(0.28)		—
Net asset value, end of period	$20.34		$19.01		$17.05		$13.96		$12.16		$12.12
Total return	7.98%		15.21%		24.91%		16.27%		2.57%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.02	%(e)	1.00%		1.04%		1.05	%(e)	1.08%		1.06	%(e)
Total net expenses(f)	1.02	%(e)(g)	1.00	%(g)	1.02	%(g)	1.00	%(e)	1.00	%(g)	1.05	%(e)(g)
Net investment income	1.92	%(e)	1.75%		2.20%		2.71	%(e)	2.28%		7.83	%(e)
Supplemental data
Net assets, end of period (in thousands)	$181		$193		$9,373		$47,647		$43,525		$2
Portfolio turnover	10%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$19.27		$17.27	$14.66
Income from investment operations:
Net investment income	0.24		0.47	0.23
Net realized and unrealized gain	1.34		2.18	2.58
Total from investment operations	1.58		2.65	2.81
Less distributions to shareholders:
Net investment income	(0.22)		(0.41)	(0.20)
Net realized gains	—		(0.24)	—
Total distributions to shareholders	(0.22)		(0.65)	(0.20)
Net asset value, end of period	$20.63		$19.27	$17.27
Total return	8.25%		15.72%	19.29%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.59%	0.60	%(c)
Total net expenses(d)	0.58	%(c)	0.59%	0.60	%(c)
Net investment income	2.44	%(c)	2.58%	2.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$104,148		$78,674	$1,190
Portfolio turnover	10%		19%	24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six months ended November 30, 2014		Year ended May 31,						Year ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.03		$17.07		$13.97		$12.17		$12.13		$11.18		$12.01
Income from investment operations:
Net investment income	0.21		0.39		0.38		0.27		0.33		0.31		0.31
Net realized and unrealized gain (loss)	1.33		2.19		3.10		1.72		0.03	(b)	0.95		(0.85)
Total from investment operations	1.54		2.58		3.48		1.99		0.36		1.26		(0.54)
Less distributions to shareholders:
Net investment income	(0.20)		(0.38)		(0.38)		(0.19)		(0.32)		(0.31)		(0.30)
Net realized gains	—		(0.24)		—		—		—		—		—
Total distributions to shareholders	(0.20)		(0.62)		(0.38)		(0.19)		(0.32)		(0.31)		(0.30)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$20.37		$19.03		$17.07		$13.97		$12.17		$12.13		$11.18
Total return	8.16%		15.46%		25.27%		16.39%		2.82%		11.38%		(4.10%)
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.77%		0.79%		0.80	%(d)	0.84%		0.82%		0.86%
Total net expenses(e)	0.77	%(d)(f)	0.77	%(f)	0.78	%(f)	0.75	%(d)	0.79	%(f)	0.80	%(f)	0.80	%(f)
Net investment income	2.19	%(d)	2.22%		2.46%		2.96	%(d)	2.48%		2.66%		3.15%
Supplemental data
Net assets, end of period (in thousands)	$5,189,363		$5,062,852		$4,846,586		$3,396,290		$2,227,757		$1,591,420		$1,060,268
Portfolio turnover	10%		19%		24%		23%		20%		17%		23%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Dividend Income Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

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Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

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Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.52% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.04% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the

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Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.19
Class R5	0.05
Class T	0.18
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $5,416.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Effective October 1, 2014, these fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. Prior to October 1, 2014, these fees were limited to 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended November 30, 2014 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

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Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $784,937 for Class A, $1,394 for Class B, $21,362 for Class C and $896 for Class T shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.13%	1.16%
Class B	1.88	1.91
Class C	1.88	1.91
Class I	0.75	0.78
Class R	1.38	1.41
Class R4	0.88	0.91
Class R5	0.80	0.83
Class T	1.13	1.21
Class W	1.13	1.16
Class Y	0.75	0.78
Class Z	0.88	0.91

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $6,302,230,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,043,006,000
Unrealized depreciation	(9,854,000)
Net unrealized appreciation	$3,033,152,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $882,174,048 and $1,334,776,997, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, two unaffiliated shareholders of record owned 45.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.1% of the

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Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Dividend Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's voluntary agreement to limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined by the independent third-party data provider). This agreement may be terminated at any time by the Investment Manager in its sole discretion.

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

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Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, adding portfolio managers, or enhancing the resources supporting the portfolio managers.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the fifty-sixth, thirty-fifth and seventy-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Semiannual Report 2014
36

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the second and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After

Semiannual Report 2014
37

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014
38

Columbia Dividend Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
39

Columbia Dividend Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR139_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia High Yield Municipal Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia High Yield Municipal Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	35
Board Consideration and Approval of Advisory Agreement	41
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia High Yield Municipal Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia High Yield Municipal Fund (the Fund) Class A shares returned 3.34% excluding sales charges for the six-month period ended November 30, 2014. Class Z shares of the Fund returned 3.45%.

>  During the same time period, the Fund's Blended Benchmark returned 3.05% and the Barclays High Yield Municipal Bond Index returned 3.43%.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		3.34	12.32	7.53	4.49
Including sales charges		-1.60	6.94	6.49	3.98
Class B	07/15/02
Excluding sales charges		2.96	11.50	6.73	3.71
Including sales charges		-2.04	6.50	6.42	3.71
Class C	07/15/02
Excluding sales charges		3.02	11.75	6.89	3.87
Including sales charges		2.02	10.75	6.89	3.87
Class R4*	03/19/13	3.45	12.64	7.75	4.70
Class R5*	11/08/12	3.49	12.76	7.79	4.72
Class Z	03/05/84	3.45	12.54	7.74	4.70
Blended Benchmark		3.05	10.63	7.19	5.34
Barclays High Yield Municipal Bond Index		3.43	12.23	8.57	5.61

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Barclays High Yield Municipal Bond Index and a 40% weighting of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia High Yield Municipal Fund

Portfolio Overview

(Unaudited)

Top Ten States/Territories (%) (at November 30, 2014)
California	10.6
Illinois	9.4
Florida	8.8
Texas	8.1
Michigan	4.2
New York	4.1
Missouri	3.8
Massachusetts	3.6
New Jersey	3.6
Puerto Rico	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at November 30, 2014)
AAA rating	0.2
AA rating	6.7
A rating	14.4
BBB rating	25.3
BB rating	9.9
B rating	5.8
CCC rating	0.7
CC rating	0.7
D rating	0.2
Not rated	36.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Chad Farrington, CFA

Semiannual Report 2014
5

Columbia High Yield Municipal Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.40	1,020.69	4.31	4.28	0.85
Class B	1,000.00	1,000.00	1,029.60	1,016.95	8.10	8.05	1.60
Class C	1,000.00	1,000.00	1,030.20	1,017.60	7.44	7.39	1.47
Class R4	1,000.00	1,000.00	1,034.50	1,021.69	3.30	3.28	0.65
Class R5	1,000.00	1,000.00	1,034.90	1,022.09	2.89	2.87	0.57
Class Z	1,000.00	1,000.00	1,034.50	1,021.69	3.30	3.28	0.65

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
6

Columbia High Yield Municipal Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
Courtland Industrial Development Board Refunding Revenue Bonds International Paper Co. Series 2003B AMT(a) 08/01/25	6.250%	2,000,000	2,002,180
Alaska 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/41	7.750%	5,000,000	5,536,800
Arizona 2.5%
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds Facility-Edkey Charter Schools Project Series 2013 07/01/33	6.000%	2,000,000	2,014,660
07/01/43	6.000%	2,500,000	2,452,900
07/01/48	6.000%	1,500,000	1,449,435
Revenue Bonds American Charter Schools Foundation Series 2007A 07/01/38	5.625%	3,840,000	3,449,894
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B 04/01/40	7.250%	3,600,000	4,234,392
Surprise Municipal Property Corp. Revenue Bonds Series 2007 04/01/32	4.900%	2,000,000	2,050,560
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B 08/01/37	5.625%	3,500,000	3,745,490
Total			19,397,331
California 10.0%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	1,660,000	1,638,354
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Mortgage Notes Series 2004 10/01/13	13.000%	405,000	205,772
10/01/15	8.375%	560,000	189,045

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
10/01/19	8.750%	2,785,000	940,160
Series 2010 10/01/20	8.375%	1,420,000	563,967
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006K AMT 08/01/26	4.625%	5,000,000	5,078,950
Series 2008K AMT 08/01/33	5.550%	2,545,000	2,577,958
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT(a)(b)(d) 12/01/32	7.500%	1,835,000	2,094,102
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/37	5.000%	1,250,000	1,421,363
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/44	5.250%	1,500,000	1,507,425
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	2,750,000	3,124,605
Aspire Public Schools Series 2010 07/01/46	6.125%	2,990,000	3,072,853
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/34	5.000%	1,775,000	1,959,085
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992 09/02/22	7.375%	80,000	80,606
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A(f) 02/01/25	0.000%	3,100,000	2,006,692
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011 01/01/41	6.500%	5,000,000	5,867,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C(f) 06/01/25	0.000%	2,310,000	1,513,166
County of Sacramento Airport System Revenue Bonds Subordinated Series 2009D 07/01/35	6.000%	2,500,000	2,856,100
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(f) 10/01/21	0.000%	1,665,000	1,323,808
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/43	6.500%	5,000,000	5,906,000
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1 06/01/47	5.125%	3,000,000	2,288,400
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A 09/01/27	5.500%	5,430,000	5,642,747
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/39	6.500%	5,000,000	6,775,750
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	2,000,000	2,001,200
Palomar Health Certificate of Participation Series 2010 11/01/41	6.000%	2,500,000	2,604,625
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	4,259,026
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/39	6.625%	1,500,000	1,739,010

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Department of Veterans Affairs Revenue Bonds Series 2012A 12/01/25	3.500%	5,000,000	5,254,300
State of California Unlimited General Obligation Bonds Various Purpose Series 2012 04/01/42	5.000%	3,000,000	3,354,870
Total			77,847,139
Colorado 1.7%
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/38	6.000%	4,250,000	4,265,257
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003 12/01/33	6.050%	1,000,000	1,002,430
Regional Transportation District Certificate of Participation Series 2014A 06/01/39	5.000%	7,000,000	7,870,940
Total			13,138,627
Connecticut 1.4%
Connecticut State Development Authority Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 08/15/27	5.500%	500,000	515,825
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	4,000,000	4,734,320
Mohegan Tribe of Indians of Connecticut(b)(c) Revenue Bonds Public Improvement-Priority Distribution Series 2001 01/01/31	6.250%	4,475,000	4,468,824
Series 2003 01/01/33	5.250%	1,000,000	999,920
Total			10,718,889
Delaware 0.2%
Centerline Equity Issuer Trust Secured AMT(a)(b) 05/15/19	6.300%	1,000,000	1,160,790

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(a)(d) 06/01/28	6.250%	700,000	700,224
Total			1,861,014
District of Columbia 0.9%
Metropolitan Washington Airports Authority(a) Refunding Revenue Bonds Series 2014A AMT 10/01/23	5.000%	2,000,000	2,379,960
Revenue Bonds Airport System Series 2012A AMT 10/01/24	5.000%	4,000,000	4,658,400
Total			7,038,360
Florida 8.3%
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	1,500,000	1,501,980
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d)(e) 07/15/32	7.000%	1,370,000	616,459
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/28	6.250%	675,000	722,567
01/01/43	6.375%	2,250,000	2,380,117
County of Miami-Dade Refunding Revenue Bonds Subordinated Series 2012B 10/01/37	5.000%	1,530,000	1,693,863
County of Miami-Dade(f) Revenue Bonds Capital Appreciation Subordinated Series 2009B 10/01/41	0.000%	20,000,000	5,618,200
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A 09/15/40	6.000%	3,750,000	3,875,437
Series 2012A 06/15/43	6.125%	5,500,000	5,537,730

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School Projects Series 2013A 06/15/44	8.500%	5,000,000	5,647,650
Florida Development Finance Corp.(b) Revenue Bonds Miami Arts Charter School Project Series 2014A 06/15/44	6.000%	4,350,000	4,343,866
Mid-Bay Bridge Authority Revenue Bonds Series 2011A 10/01/40	7.250%	4,000,000	4,864,600
Middle Village Community Development District Special Assessment Bonds Series 2004A(d) 05/01/35	6.000%	1,855,000	1,572,483
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Towers Series 2005 07/01/26	5.700%	2,000,000	2,024,300
Mayflower Retirement Center Series 2012 06/01/42	5.125%	750,000	803,693
Revenue Bonds 1st Mortgage-Orlando Lutheran Towers Series 2007 07/01/32	5.500%	350,000	361,830
07/01/38	5.500%	1,750,000	1,804,810
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT(a)(b) 07/01/36	8.000%	5,000,000	5,026,600
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014 06/01/49	7.500%	1,250,000	1,419,550
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/32	5.500%	4,000,000	4,237,160
Seven Oaks Community Development District II Special Assessment Bonds Series 2004A 05/01/35	5.875%	420,000	394,901
Series 2004B 05/01/16	7.500%	1,025,000	1,033,057

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A 04/01/39	6.250%	2,000,000	2,243,620
St. Johns County Industrial Development Authority Refunding Revenue Bonds Bayview Project Series 2007A 10/01/41	5.250%	3,725,000	3,200,334
Glenmoor Project Subordinated Series 2014B 01/01/49	2.500%	1,186,427	12
St. Johns County Industrial Development Authority(g) Refunding Revenue Bonds Glenmoor Project Series 2014A 01/01/49	1.344%	3,206,250	1,202,280
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	1,875,000	1,840,331
Westridge Community Development District Special Assessment Bonds Series 2005(d)(e) 05/01/37	5.800%	2,650,000	998,176
Total			64,965,606
Georgia 2.9%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	4,500,000	4,927,410
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A 07/01/29	5.000%	3,000,000	3,038,370
Georgia State Road & Tollway Authority Revenue Bonds Convertible Cabs I-75 S Expressway Series 2014S(b)(g) 06/01/49	0.000%	9,100,000	4,785,690
Municipal Electric Authority of Georgia Prerefunded 2005 Revenue Bonds Series 1991V 01/01/18	6.600%	30,000	30,177
Revenue Bonds Series 1991V Escrowed to Maturity 01/01/18	6.600%	680,000	747,225

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	5,000,000	5,131,600
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013 01/01/49	7.250%	3,500,000	3,883,810
Total			22,544,282
Guam 0.7%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(c) 12/01/40	6.875%	4,750,000	5,314,300
Hawaii 0.8%
State of Hawaii Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A 11/15/44	9.000%	2,375,000	2,970,341
Hawaii Pacific University Series 2013A 07/01/43	6.875%	2,800,000	3,149,860
Total			6,120,201
Idaho 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/49	8.125%	4,000,000	4,219,600
Illinois 8.9%
Chicago Park District Limited General Obligation Refunding Bonds Limited Tax Series 2014B 01/01/26	5.000%	1,500,000	1,738,425
City of Chicago Unlimited General Obligation Bonds Series 2009C 01/01/40	5.000%	2,500,000	2,506,300
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/36	5.000%	3,000,000	3,041,460

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006 03/01/36	5.625%	750,000	756,233
Illinois Finance Authority Refunding Revenue Bonds Chicago Charter School Project Series 2007 12/01/36	5.000%	1,750,000	1,768,288
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	3,450,000	4,020,250
Columbia College Series 2007 (NPFGC) 12/01/37	5.000%	5,000,000	5,177,650
Provena Health Series 2009A 08/15/34	7.750%	4,000,000	4,994,800
Riverside Health System Series 2009 11/15/35	6.250%	3,000,000	3,487,080
Silver Cross & Medical Centers Series 2009 08/15/44	7.000%	5,000,000	5,863,150
Smith Village Project Series 2005A 11/15/35	6.250%	2,750,000	2,766,005
Illinois Finance Authority(d)(e) Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37	6.000%	1,000,000	199,300
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A 12/01/21	5.000%	1,525,000	1,825,608
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2 06/15/50	5.000%	5,000,000	5,251,500
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005B 03/01/35	6.000%	2,828,000	2,873,559
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	5,848,650

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006 08/15/26	5.125%	1,245,000	1,265,505
State of Illinois Unlimited General Obligation Bonds Series 2014 05/01/29	5.000%	3,500,000	3,786,755
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007 01/01/18	5.625%	2,780,000	2,534,748
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008 01/01/28	7.000%	5,240,000	5,690,745
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004 03/01/34	6.250%	693,000	707,532
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1 03/01/36	6.000%	3,599,000	3,619,694
Total			69,723,237
Indiana 0.5%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006 07/15/23	5.000%	700,000	721,301
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005 11/15/35	5.250%	2,750,000	2,790,480
Total			3,511,781
Iowa 1.1%
City of Marion Refunding Revenue Bonds 1st Mortgage AHF/Kentucky Iowa, Inc. Project Series 2003(g) 01/01/29	8.000%	187,000	193,158

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Finance Authority Revenue Bonds Iowa Fertilizer Co. Project Series 2013 12/01/25	5.250%	5,000,000	5,271,400
Iowa Finance Authority(g) Refunding Revenue Bonds Deerfield Retirement Community Series 2014 11/15/46	2.700%	2,138,019	855,400
05/15/56	2.000%	401,062	4
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(a) 12/01/30	5.850%	1,855,000	2,011,543
Total			8,331,505
Kansas 2.1%
City of Lenexa Revenue Bonds Lakeview Village, Inc. Project Series 2009 05/15/29	7.125%	500,000	566,565
05/15/39	7.250%	1,500,000	1,693,860
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A 05/15/29	5.000%	2,680,000	2,702,780
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012 12/15/32	6.000%	6,000,000	5,960,580
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006 10/01/28	4.875%	5,245,000	5,272,431
Total			16,196,216
Kentucky 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/38	6.000%	1,150,000	1,244,933
Kentucky Economic Development Finance Authority(g) Refunding Revenue Bonds 1st Mortgage-AHF/Kentucky Iowa, Inc. Project Series 2003 01/01/29	8.000%	596,000	615,626
Total			1,860,559

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	5,000,000	6,000,400
Louisiana Public Facilities Authority(a) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	5,000,000	5,561,550
Louisiana Pellets, Inc. Project Series 2013 AMT 07/01/39	10.500%	5,000,000	5,480,500
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	5,000,000	5,764,700
Total			22,807,150
Maryland 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008 06/01/43	5.875%	2,590,000	2,781,245
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	455,481	454,903
Total			3,236,148
Massachusetts 3.4%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,000,000	956,980
Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	4,200,000	4,762,548
Linden Ponds, Inc. Facility Series 2011A-1 11/15/31	6.250%	2,112,442	1,707,825
11/15/39	6.250%	634,649	490,857
11/15/46	6.250%	2,502,917	1,930,550
Series 2011A-2 11/15/46	5.500%	279,667	211,792

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(d) Revenue Bonds Health Care Facility-Alliance Series 1999A 07/01/32	7.100%	1,935,000	1,942,759
Massachusetts Development Finance Agency(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	1,391,019	1,391
Massachusetts Educational Financing Authority(a) Revenue Bonds Education Loan Series 2014-I AMT 01/01/21	5.000%	1,885,000	2,124,715
Series 2008H (AGM) AMT 01/01/30	6.350%	2,100,000	2,217,831
Series 2012J AMT 07/01/21	5.000%	3,000,000	3,390,930
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston Medical Center Project Series 2008 07/01/38	5.250%	5,000,000	5,254,800
Milford Regional Medical Center Series 2007E 07/15/32	5.000%	1,250,000	1,274,913
Total			26,267,891
Michigan 4.0%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 06/01/33	6.000%	5,750,000	5,765,122
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/23	5.000%	3,025,000	3,405,666
07/01/39	5.250%	1,375,000	1,474,426
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A 07/01/41	5.250%	1,445,000	1,533,217
Series 2011C 07/01/41	5.000%	1,025,000	1,072,950
Michigan Finance Authority Refunding Revenue Bonds Series 2014H1 10/01/22	5.000%	1,075,000	1,255,149

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds School District of the City of Detroit Series 2012 06/01/20	5.000%	1,400,000	1,595,034
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A 11/15/46	5.250%	3,000,000	3,112,050
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Project Series 1998C AMT(a)(d) 11/01/25	6.550%	1,500,000	1,418,880
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A 06/01/34	6.000%	1,000,000	857,560
06/01/48	6.000%	11,000,000	8,980,840
Summit Academy North Refunding Revenue Bonds Series 2005 11/01/35	5.500%	750,000	721,140
Total			31,192,034
Minnesota 1.5%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A 11/01/46	7.000%	4,070,000	4,339,475
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007 10/01/27	5.200%	2,375,000	2,327,785
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(a) 12/01/38	5.000%	10,844	10,946
St. Paul Housing & Redevelopment Authority Revenue Bonds Healtheast Project Series 2005 11/15/30	6.000%	3,000,000	3,119,550
11/15/35	6.000%	2,000,000	2,076,560
Total			11,874,316

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	1,995,000	2,510,588
County of Lowndes(g) Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992B 04/01/22	6.700%	230,000	288,448
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	240,000	240,158
Total			3,039,194
Missouri 3.6%
City of Kansas City Tax Allocation Bonds Kansas City-Maincor Project Series 2007A Escrowed to Maturity 03/01/18	5.250%	800,000	866,680
Shoal Creek Parkway Project Series 2011 06/01/25	6.500%	3,100,000	3,148,329
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/39	6.875%	5,000,000	5,319,600
City of Riverside Prerefunded 05/01/15 Tax Allocation Bonds L-385 Levee Project Series 2004 05/01/20	5.250%	1,275,000	1,302,591
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009 09/01/34	6.750%	2,250,000	2,461,455
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/45	8.250%	4,500,000	5,170,770
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005 12/01/35	5.625%	5,485,000	5,577,093

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority Refunding Revenue Bonds Ranken Jordan Project Series 2007 11/15/35	5.000%	1,300,000	1,278,420
Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	3,000,000	3,111,750
Total			28,236,688
Montana 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John's Lutheran Ministry Series 2006A 05/15/36	6.125%	1,000,000	1,031,490
Nebraska 0.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012 09/01/42	5.000%	5,000,000	5,389,150
Nevada 0.7%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(b) 06/15/28	6.750%	5,000,000	5,420,700
New Hampshire —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(a)(g) 07/01/18	7.500%	125,000	140,614
New Jersey 3.4%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,250,000	63,375
Subordinated Series 2005B 01/01/25	6.125%	2,750,000	139,425
Subordinated Revenue Bonds Heldrich Center Hotel Subordinated Series 2005B 01/01/37	6.250%	6,450,000	327,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority Refunding Revenue Bonds Seabrook Village, Inc. Facility Series 2006 11/15/36	5.250%	2,250,000	2,288,520
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	4,000,000	4,036,800
Revenue Bonds UMM Energy Partners LLC Series 2012A AMT 06/15/43	5.125%	2,000,000	2,081,800
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	3,000,000	3,354,000
New Jersey Higher Education Student Assistance Authority(a) Revenue Bonds Senior Series 2013-1A AMT 12/01/21	5.000%	1,500,000	1,702,275
Senior Series 2014-1A-1 AMT 12/01/22	5.000%	1,000,000	1,135,340
Subordinated Series 2013-1B AMT 12/01/43	4.750%	5,000,000	5,113,650
New Jersey Transportation Trust Fund Authority Revenue Bonds Capital Appreciation Transportation System Series 2006C(f) 12/15/32	0.000%	10,000,000	4,286,000
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C(f) 06/01/41	0.000%	7,500,000	1,726,425
Total			26,254,625
New York 3.4%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013 07/01/43	6.000%	4,330,000	4,277,217
City of New York Unlimited General Obligation Refunding Bonds Series 2014J 08/01/23	5.000%	3,000,000	3,617,700
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT(a) 01/01/24	5.250%	1,900,000	1,905,491

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(f) 06/01/60	0.000%	25,000,000	127,750
New York State Dormitory Authority Revenue Bonds NYU Hospitals Center Series 2011A 07/01/40	6.000%	1,000,000	1,148,910
New York University Hospital Center Series 2007B 07/01/37	5.625%	2,000,000	2,179,540
Port Authority of New York & New Jersey(a) Refunding Revenue Bonds Consolidated 186th Series 2014-186 AMT 10/15/22	5.000%	5,000,000	5,930,600
Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	120,000	119,625
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B(f) 11/15/32	0.000%	13,185,000	7,004,795
Total			26,311,628
North Carolina 0.9%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT(a)(d) 02/01/38	5.650%	3,123,964	3,187,224
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity 01/01/18	6.500%	3,320,000	3,906,777
Total			7,094,001
North Dakota 0.4%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011 11/01/31	6.250%	2,500,000	2,980,450
Ohio 0.8%
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A 11/01/45	7.000%	5,000,000	5,525,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Summit County Port Authority Revenue Bonds Seville Project Series 2005A 05/15/25	5.100%	375,000	376,215
Total			5,902,165
Oklahoma 0.3%
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012 01/01/32	6.000%	2,000,000	2,099,820
Oregon 1.3%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	2,900,000	2,939,614
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	1,700,000	1,711,509
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/49	5.500%	3,115,000	3,249,599
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(c) 11/01/33	6.375%	2,410,000	2,616,393
Total			10,517,115
Pennsylvania 2.6%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,200,000	4,032,128
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	3,375,000	3,719,925
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/30	5.800%	2,500,000	2,709,050

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shippensburg University Series 2011 10/01/43	6.250%	2,000,000	2,226,400
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT(a) 10/01/33	4.200%	5,000,000	5,196,400
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008 07/01/23	5.500%	295,000	343,421
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014 06/15/33	7.000%	1,870,000	2,048,473
Total			20,275,797
Puerto Rico 3.3%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(c) 07/01/35	8.000%	10,000,000	8,575,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A(c) 07/01/42	5.250%	2,525,000	1,717,152
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2010ZZ 07/01/25	5.250%	2,000,000	1,017,560
Revenue Bonds Series 2013A 07/01/36	6.750%	1,000,000	505,680
07/01/43	7.000%	6,570,000	3,321,923
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N(c) 07/01/21	5.500%	760,000	504,822
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT(a)(c) 06/01/26	6.625%	5,820,000	5,533,190
Puerto Rico Sales Tax Financing Corp.(c) Revenue Bonds 1st Subordinated Series 2009B 08/01/44	6.500%	1,000,000	815,000
1st Subordinated Series 2010A 08/01/39	5.375%	5,155,000	3,830,114
Total			25,820,641

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 2.5%
Laurens County School District No. 055 Revenue Bonds Series 2005 12/01/30	5.250%	1,300,000	1,341,483
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007 05/01/28	5.500%	2,300,000	2,359,639
1st Mortgage-Wesley Commons Series 2006 10/01/36	5.300%	4,000,000	4,006,520
Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/38	6.000%	5,050,000	5,422,437
Lutheran Homes of South Carolina, Inc. Obligation Group Series 2013 05/01/43	5.000%	750,000	757,725
05/01/48	5.125%	1,500,000	1,516,410
York Preparatory Academy Project Series 2014A 11/01/45	7.250%	4,000,000	4,366,480
Total			19,770,694
Tennessee 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006 12/01/34	6.250%	475,000	525,265
Texas 7.7%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B(g) 04/01/45	6.125%	5,000,000	5,758,350
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011 01/01/41	6.750%	5,000,000	5,876,850
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT(a) 07/15/38	6.625%	4,000,000	4,501,880
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	1,000,000	1,003,110

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,518,240
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(a)(g) 04/01/28	8.000%	875,000	876,505
HFDC of Central Texas, Inc. Revenue Bonds Series 2006A 11/01/36	5.750%	5,000,000	5,060,950
HFDC of Central Texas, Inc.(d)(e) Revenue Bonds Sears Tyler Methodist Series 2009A 11/15/44	7.750%	4,000,000	1,469,720
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/29	6.000%	1,000,000	1,128,560
08/15/39	6.250%	1,500,000	1,705,650
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	5,000,000	5,270,950
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A 08/15/39	6.500%	3,000,000	3,436,890
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/49	8.000%	2,000,000	2,301,560
Red River Health Facilities Development Corp.(d)(e) Revenue Bonds Sears Methodist Retirement System Obligation Group Series 2013 11/15/38	5.450%	1,300,000	519,974
11/15/46	6.050%	589,000	235,588
11/15/46	6.050%	101,000	40,398
11/15/49	6.150%	800,000	319,984
05/09/53	6.250%	52,000	20,799
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	5,000,000	5,527,200
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Series 2009 11/15/44	6.375%	4,250,000	4,589,107
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,483,960
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,354,038
Total			60,000,263
Virgin Islands 0.9%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012-A(c) 10/01/32	5.000%	3,785,000	4,066,415
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A(c) 07/01/21	4.000%	3,000,000	3,061,050
Total			7,127,465
Virginia 2.4%
Bristol Industrial Development Authority Revenue Bonds Falls at Bristol Project Series 2014B(h) 11/01/44	6.350%	4,250,000	4,259,010
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Convertible Cabs Transportation System Series 2012(g) 07/15/40	0.000%	7,530,000	4,882,678
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/36	6.875%	2,500,000	2,886,025
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1 06/01/47	5.000%	10,000,000	6,998,100
Total			19,025,813
Washington 1.6%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/42	5.500%	2,150,000	2,244,944

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT(a) 04/01/30	5.000%	2,500,000	2,550,925
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013 04/01/43	5.750%	2,500,000	2,508,650
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/47	6.750%	5,000,000	5,400,100
Total			12,704,619
Wisconsin 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Medical College of Wisconsin Series 2008A 12/01/35	5.250%	5,000,000	5,541,450
St. John's Community, Inc. Series 2009A 09/15/39	7.625%	1,750,000	2,081,433
Total			7,622,883
Total Municipal Bonds (Cost: $695,401,044)			732,996,246

Municipal Preferred Stocks 0.1%

Maryland 0.1%
Munimae TE Bond Subsidiary LLC AMT(a)(b)(d) 06/30/49	5.800%	1,000,000	945,020
Total Municipal Preferred Stocks (Cost: $1,000,000)			945,020

Municipal Short Term 0.5%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.5%
Town of Ramapo Limited General Obligation Notes BAN Series 2014B 05/27/15	2.760%	3,865,000	3,887,533
Total Municipal Short Term (Cost: $3,887,271)			3,887,533

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Money Market Funds 4.6%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(i)	20,184,530	20,184,530
JPMorgan Municipal Money Market Fund, 0.010%(i)	15,787,341	15,787,341
Total Money Market Funds (Cost: $35,971,871)		35,971,871
Total Investments (Cost: $736,260,186)		773,800,670
Other Assets & Liabilities, Net		6,400,452
Net Assets		780,201,122

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $34,494,319 or 4.42% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2014, the value of these securities amounted to $51,596,350 or 6.61% of net assets.

(d)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $20,906,890, which represents 2.68% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 07/01/40 7.500%	03/07/00 - 05/21/07	1,496,963
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/13 13.000%	05/14/10	370,523
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/15 8.375%	10/04/04 - 05/14/10	510,005
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/19 8.750%	10/04/04 - 05/14/10	2,498,267
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2010 10/01/20 8.375%	05/14/10	1,420,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32 7.500%	12/22/11	1,835,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/08	1,370,000
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT 06/01/28 6.250%	10/08/98	690,557
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT 02/01/38 5.650%	12/18/06	3,123,964
HFDC of Central Texas, Inc. Revenue Bonds Sears Tyler Methodist Series 2009A 11/15/44 7.750%	10/29/09	3,885,957
Illinois Finance Authority Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37 6.000%	02/14/07	972,870
Massachusetts Development Finance Agency Revenue Bonds Health Care Facility-Alliance Series 1999A 07/01/32 7.100%	09/02/99	1,925,116
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co. - Carollton Project Series 1998C AMT 11/01/25 6.550%	11/24/98	1,500,000
Middle Village Community Development District Special Assessment Bonds Series 2004A 05/01/35 6.000%	01/21/04	1,849,014
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37 8.750%	06/28/06	1,228,125
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Subordinated Series 2005B 01/01/25 6.125%	10/01/09	508,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Subordinated Series 2005B 01/01/37 6.250%	03/18/05 - 10/01/09	4,614,875
Munimae TE Bond Subsidiary LLC AMT 06/30/49 5.800%	10/14/04	1,000,000
Rankin County Five Lakes Utility District Series 1994 07/15/37 7.000%	10/02/07	240,000
Red River Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Obligation Group Series 2013 11/15/38 5.450%	09/03/98 - 11/06/98	1,283,609
Red River Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Obligation Group Series 2013 11/15/46 6.050%	04/10/03 - 09/21/04	581,959
Red River Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Obligation Group Series 2013 11/15/46 6.050%	04/10/03 - 05/08/13	104,301
Red River Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Obligation Group Series 2013 11/15/49 6.150%	05/08/13	800,000
Red River Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Obligation Group Series 2013 05/09/53 6.250%	05/08/13	52,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16 8.500%	11/12/93	457,339
Westridge Community Development District Special Assessment Bonds Series 2005 05/01/37 5.800%	12/22/05	2,650,000

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $6,849,157, which represents 0.88% of net assets.

(f)  Zero coupon bond.

(g)  Variable rate security.

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  The rate shown is the seven-day current annualized yield at November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	732,996,246	—	732,996,246
Total Bonds	—	732,996,246	—	732,996,246
Equity Securities
Municipal Preferred Stocks	—	945,020	—	945,020
Total Equity Securities	—	945,020	—	945,020
Short-Term Securities
Municipal Short Term	—	3,887,533	—	3,887,533
Total Short-Term Securities	—	3,887,533	—	3,887,533
Mutual Funds
Money Market Funds	35,971,871	—	—	35,971,871
Total Mutual Funds	35,971,871	—	—	35,971,871
Total	35,971,871	737,828,799	—	773,800,670

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia High Yield Municipal Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $736,260,186)	$773,800,670
Receivable for:
Investments sold	149,654
Capital shares sold	2,125,484
Dividends	2
Interest	12,610,554
Expense reimbursement due from Investment Manager	4,125
Prepaid expenses	5,499
Trustees' deferred compensation plan	77,248
Other assets	13,297
Total assets	788,786,533
Liabilities
Disbursements in excess of cash	43,780
Payable for:
Investments purchased on a delayed delivery basis	4,250,000
Capital shares purchased	659,282
Dividend distributions to shareholders	3,367,967
Investment management fees	20,037
Distribution and/or service fees	2,585
Transfer agent fees	124,392
Administration fees	2,908
Compensation of board members	160
Chief compliance officer expenses	63
Other expenses	36,249
Trustees' deferred compensation plan	77,248
Other liabilities	740
Total liabilities	8,585,411
Net assets applicable to outstanding capital stock	$780,201,122
Represented by
Paid-in capital	$820,454,025
Undistributed net investment income	5,520,448
Accumulated net realized loss	(83,313,835)
Unrealized appreciation (depreciation) on:
Investments	37,540,484
Total — representing net assets applicable to outstanding capital stock	$780,201,122

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia High Yield Municipal Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$116,542,617
Shares outstanding	10,921,062
Net asset value per share	$10.67
Maximum offering price per share(a)	$11.20
Class B
Net assets	$681,548
Shares outstanding	63,869
Net asset value per share	$10.67
Class C
Net assets	$27,430,226
Shares outstanding	2,570,749
Net asset value per share	$10.67
Class R4
Net assets	$5,152,937
Shares outstanding	482,342
Net asset value per share	$10.68
Class R5
Net assets	$7,156,737
Shares outstanding	671,396
Net asset value per share	$10.66
Class Z
Net assets	$623,237,057
Shares outstanding	58,401,533
Net asset value per share	$10.67

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$1,337
Interest	20,510,853
Total income	20,512,190
Expenses:
Investment management fees	1,800,930
Distribution and/or service fees
Class A	125,729
Class B	3,415
Class C	111,405
Transfer agent fees
Class A	110,208
Class B	630
Class C	20,623
Class R4	2,955
Class R5	1,359
Class Z	533,226
Administration fees	261,530
Compensation of board members	17,988
Custodian fees	3,336
Printing and postage fees	20,727
Registration fees	47,249
Professional fees	22,916
Chief compliance officer expenses	196
Other	9,504
Total expenses	3,093,926
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(351,644)
Fees waived by Distributor — Class C	(15,475)
Expense reductions	(720)
Total net expenses	2,726,087
Net investment income	17,786,103
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,328,160
Net realized gain	3,328,160
Net change in unrealized appreciation (depreciation) on:
Investments	4,595,016
Net change in unrealized appreciation	4,595,016
Net realized and unrealized gain	7,923,176
Net increase in net assets resulting from operations	$25,709,279

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

Columbia High Yield Municipal Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$17,786,103	$37,883,562
Net realized gain (loss)	3,328,160	(2,477,285)
Net change in unrealized appreciation (depreciation)	4,595,016	(23,241,220)
Net increase in net assets resulting from operations	25,709,279	12,165,057
Distributions to shareholders
Net investment income
Class A	(2,837,423)	(4,171,006)
Class B	(13,548)	(36,685)
Class C	(460,287)	(563,275)
Class R4	(80,883)	(29,622)
Class R5	(130,295)	(156,782)
Class Z	(14,393,664)	(32,518,163)
Total distributions to shareholders	(17,916,100)	(37,475,533)
Increase (decrease) in net assets from capital stock activity	11,584,198	(171,033,114)
Total increase (decrease) in net assets	19,377,377	(196,343,590)
Net assets at beginning of period	760,823,745	957,167,335
Net assets at end of period	$780,201,122	$760,823,745
Undistributed net investment income	$5,520,448	$5,650,445

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia High Yield Municipal Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,072,650	32,462,375	6,654,787	67,814,519
Distributions reinvested	237,289	2,512,242	351,338	3,562,259
Redemptions	(4,118,606)	(43,572,274)	(3,802,902)	(38,367,717)
Net increase (decrease)	(808,667)	(8,597,657)	3,203,223	33,009,061
Class B shares
Subscriptions	4,304	45,734	18,382	190,540
Distributions reinvested	660	6,984	1,777	17,952
Redemptions(a)	(14,366)	(152,000)	(60,422)	(613,729)
Net decrease	(9,402)	(99,282)	(40,263)	(405,237)
Class C shares
Subscriptions	761,847	8,059,014	1,038,864	10,653,232
Distributions reinvested	33,554	355,427	42,477	430,416
Redemptions	(113,360)	(1,200,244)	(562,243)	(5,652,430)
Net increase	682,041	7,214,197	519,098	5,431,218
Class R4 shares
Subscriptions	305,112	3,226,595	238,941	2,450,088
Distributions reinvested	7,591	80,638	2,847	29,436
Redemptions	(64,509)	(678,137)	(7,873)	(81,197)
Net increase	248,194	2,629,096	233,915	2,398,327
Class R5 shares
Subscriptions	343,282	3,646,915	820,602	8,314,135
Distributions reinvested	12,300	130,045	15,290	156,314
Redemptions	(424,200)	(4,421,621)	(143,418)	(1,458,967)
Net increase (decrease)	(68,618)	(644,661)	692,474	7,011,482
Class Z shares
Subscriptions	6,177,286	65,247,173	9,591,736	97,338,786
Distributions reinvested	264,809	2,805,322	472,218	4,776,139
Redemptions	(5,406,586)	(56,969,990)	(31,901,761)	(320,592,890)
Net increase (decrease)	1,035,509	11,082,505	(21,837,807)	(218,477,965)
Total net increase (decrease)	1,079,057	11,584,198	(17,229,360)	(171,033,114)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.56		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Income from investment operations:
Net investment income	0.24		0.49		0.45		0.45		0.53		0.52		0.53
Net realized and unrealized gain (loss)	0.11		(0.16)		0.22		0.88		(0.19)		0.97		(1.53)
Total from investment operations	0.35		0.33		0.67		1.33		0.34		1.49		(1.00)
Less distributions to shareholders:
Net investment income	(0.24)		(0.49)		(0.44)		(0.44)		(0.51)		(0.51)		(0.53)
Total distributions to shareholders	(0.24)		(0.49)		(0.44)		(0.44)		(0.51)		(0.51)		(0.53)
Net asset value, end of period	$10.67		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Total return	3.34%		3.35%		6.44%		14.19%		3.63%		17.25%		(9.60%)
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.95%		0.96%		0.96	%(c)	0.91%		0.85%		0.90%
Total net expenses(d)	0.85	%(c)(e)	0.86	%(e)	0.85	%(e)	0.80	%(c)(e)	0.85	%(e)	0.85	%(e)	0.90	%(e)
Net investment income	4.49	%(c)	4.87%		4.17%		4.92	%(c)	5.46%		5.44%		5.90%
Supplemental data
Net assets, end of period (in thousands)	$116,543		$123,890		$91,422		$93,456		$63,669		$80,691		$59,189
Portfolio turnover	4%		12%		9%		9%		23%		18%		26%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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29

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.56		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Income from investment operations:
Net investment income	0.20		0.42		0.37		0.39		0.46		0.45		0.46
Net realized and unrealized gain (loss)	0.11		(0.17)		0.22		0.87		(0.19)		0.97		(1.53)
Total from investment operations	0.31		0.25		0.59		1.26		0.27		1.42		(1.07)
Less distributions to shareholders:
Net investment income	(0.20)		(0.41)		(0.36)		(0.37)		(0.44)		(0.44)		(0.46)
Total distributions to shareholders	(0.20)		(0.41)		(0.36)		(0.37)		(0.44)		(0.44)		(0.46)
Net asset value, end of period	$10.67		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Total return	2.96%		2.59%		5.65%		13.41%		2.85%		16.39%		(10.27%)
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.70%		1.70%		1.72	%(c)	1.65%		1.60%		1.65%
Total net expenses(d)	1.60	%(c)(e)	1.62	%(e)	1.60	%(e)	1.55	%(c)(e)	1.60	%(e)	1.60	%(e)	1.65	%(e)
Net investment income	3.76	%(c)	4.13%		3.41%		4.24	%(c)	4.69%		4.72%		5.13%
Supplemental data
Net assets, end of period (in thousands)	$682		$774		$1,217		$2,142		$3,052		$5,995		$8,392
Portfolio turnover	4%		12%		9%		9%		23%		18%		26%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.56		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Income from investment operations:
Net investment income	0.20		0.43		0.38		0.40		0.48		0.46		0.48
Net realized and unrealized gain (loss)	0.12		(0.16)		0.22		0.88		(0.20)		0.97		(1.54)
Total from investment operations	0.32		0.27		0.60		1.28		0.28		1.43		(1.06)
Less distributions to shareholders:
Net investment income	(0.21)		(0.43)		(0.37)		(0.39)		(0.45)		(0.45)		(0.47)
Total distributions to shareholders	(0.21)		(0.43)		(0.37)		(0.39)		(0.45)		(0.45)		(0.47)
Net asset value, end of period	$10.67		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Total return	3.02%		2.73%		5.81%		13.56%		3.01%		16.55%		(10.14%)
Ratios to average net assets(b)
Total gross expenses	1.69	%(c)	1.70%		1.71%		1.71	%(c)	1.66%		1.60%		1.65%
Total net expenses(d)	1.47	%(c)(e)	1.46	%(e)	1.45	%(e)	1.40	%(c)(e)	1.45	%(e)	1.45	%(e)	1.50	%(e)
Net investment income	3.87	%(c)	4.26%		3.57%		4.30	%(c)	4.88%		4.85%		5.29%
Supplemental data
Net assets, end of period (in thousands)	$27,430		$19,946		$14,684		$12,525		$8,509		$9,288		$8,341
Portfolio turnover	4%		12%		9%		9%		23%		18%		26%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.57		$10.73		$10.77
Income from investment operations:
Net investment income	0.25		0.52		0.10
Net realized and unrealized gain (loss)	0.11		(0.18)		(0.05	)(b)
Total from investment operations	0.36		0.34		0.05
Less distributions to shareholders:
Net investment income	(0.25)		(0.50)		(0.09)
Total distributions to shareholders	(0.25)		(0.50)		(0.09)
Net asset value, end of period	$10.68		$10.57		$10.73
Total return	3.45%		3.53%		0.50%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.76%		0.71	%(d)
Total net expenses(e)	0.65	%(d)(f)	0.65	%(f)	0.68	%(d)
Net investment income	4.72	%(d)	5.09%		4.54	%(d)
Supplemental data
Net assets, end of period (in thousands)	$5,153		$2,476		$3
Portfolio turnover	4%		12%		9%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.55		$10.71	$10.75
Income from investment operations:
Net investment income	0.25		0.52	0.28
Net realized and unrealized gain (loss)	0.11		(0.17)	(0.06	)(b)
Total from investment operations	0.36		0.35	0.22
Less distributions to shareholders:
Net investment income	(0.25)		(0.51)	(0.26)
Total distributions to shareholders	(0.25)		(0.51)	(0.26)
Net asset value, end of period	$10.66		$10.55	$10.71
Total return	3.49%		3.64%	2.05%
Ratios to average net assets(c)
Total gross expenses	0.62	%(d)	0.63%	0.61	%(d)
Total net expenses(e)	0.57	%(d)	0.57%	0.61	%(d)
Net investment income	4.73	%(d)	5.21%	4.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,157		$7,807	$509
Portfolio turnover	4%		12%	9%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.56		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Income from investment operations:
Net investment income	0.25		0.51		0.47		0.47		0.55		0.54		0.55
Net realized and unrealized gain (loss)	0.11		(0.16)		0.22		0.88		(0.19)		0.97		(1.54)
Total from investment operations	0.36		0.35		0.69		1.35		0.36		1.51		(0.99)
Less distributions to shareholders:
Net investment income	(0.25)		(0.51)		(0.46)		(0.46)		(0.53)		(0.53)		(0.54)
Total distributions to shareholders	(0.25)		(0.51)		(0.46)		(0.46)		(0.53)		(0.53)		(0.54)
Net asset value, end of period	$10.67		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Total return	3.45%		3.56%		6.65%		14.39%		3.82%		17.48%		(9.42%)
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.75%		0.76%		0.76	%(c)	0.71%		0.65%		0.70%
Total net expenses(d)	0.65	%(c)(e)	0.67	%(e)	0.65	%(e)	0.60	%(c)(e)	0.65	%(e)	0.65	%(e)	0.70	%(e)
Net investment income	4.70	%(c)	5.07%		4.37%		5.12	%(c)	5.68%		5.64%		6.07%
Supplemental data
Net assets, end of period (in thousands)	$623,237		$605,931		$849,332		$830,124		$641,387		$668,875		$498,734
Portfolio turnover	4%		12%		9%		9%		23%		18%		26%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia High Yield Municipal Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term

Semiannual Report 2014
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Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2014
36

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.47% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and

Semiannual Report 2014
37

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $720.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Effective October 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to October 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $187,126 for Class A, $401 for Class B, and $273 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2014 through September 30, 2015	Prior to October 1, 2014
Class A	0.88%	0.85%
Class B	1.63	1.60
Class C	1.63	1.60
Class R4	0.68	0.65
Class R5	0.60	0.56
Class Z	0.68	0.65

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.66% for Class R4, 0.58% for Class R5 and 0.66% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2014
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Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $736,260,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$63,595,000
Unrealized depreciation	(26,054,000)
Net unrealized appreciation	$37,541,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	1.471,699
2016	5,694,295
2017	17,741,445
2018	35,721,468
2019	4,244,605
Unlimited — short-term	1,233,382
Unlimited — long-term	16,000,240
Total	82,107,134

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $3,302,462 at May 31, 2014 as arising on June 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $62,727,929 and $25,728,005, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At November 30, 2014, one unaffiliated shareholder of record owned 62.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall,

Semiannual Report 2014
39

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the

Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
40

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia High Yield Municipal Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2015 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed an annual rate of 0.88% for Class A, 1.63% for Class B, 1.63% for Class C, 0.68% for Class R4, 0.60% for Class R5 and 0.68% for Class Z;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

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Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the 7th, 25th and 52nd percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the

Semiannual Report 2014
42

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement (continued)

Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the 1st and 3rd quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Semiannual Report 2014
43

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement (continued)

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014
44

Columbia High Yield Municipal Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
45

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR161_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Adaptive Risk Allocation Fund

(formerly Columbia Risk Allocation Fund)

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at blog.columbiamanagement.com/publications.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	29
Board Consideration and Approval of Advisory Agreement	43
Important Information About This Report	47

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Adaptive Risk Allocation Fund (the Fund) Class A shares returned 1.17% excluding sales charges for the six-month period that ended November 30, 2014.

>  During the same time period, the Fund outperformed its New Blended Benchmark, which returned -0.25%.

>  The Fund outperformed the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.01% for the same six months.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class A	06/19/12
Excluding sales charges		1.17	10.30	5.05
Including sales charges		-4.60	3.98	2.54
Class C	06/19/12
Excluding sales charges		0.89	9.41	4.23
Including sales charges		-0.11	8.41	4.23
Class K	06/19/12	1.27	10.51	5.12
Class R	06/19/12	1.08	10.00	4.79
Class R4*	10/01/14	1.16	10.28	5.04
Class R5	06/19/12	1.36	10.80	5.38
Class W	06/19/12	1.17	10.41	5.09
Class Y*	10/01/14	1.25	10.38	5.08
Class Z	06/19/12	1.26	10.59	5.30
New Blended Benchmark		-0.25	4.71	9.75
Old Blended Benchmark		5.89	12.17	13.41
Citigroup 3-Month U.S. Treasury Bill Index		0.01	0.04	0.05

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The New Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting of the MSCI ACWI All Cap Index (Net) and a 40% weighting of the Barclays Global Aggregate Bond Index.

The Old Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting of the S&P 500 Index and a 40% weighting of the Barclays U.S. Aggregate Bond Index. The S&P 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks, and the Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.

Effective October 1, 2014, the Fund compares its performance to that of the New Blended Index. The investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund's performance because it is more reflective of the global positioning of the portfolio. Information on both Blended benchmarks will be included for a one-year transition period. Thereafter, only the New Blended Index will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Orhan Imer, Ph.D., CFA

Toby Nangle

Beth Vanney, CFA

Market Exposure By Asset Class Categories (%)(a) (at November 30, 2014)
Equity Assets	25.1
Inflation-Hedging Assets	20.1
Spread Assets	21.6
Interest Rate Assets	35.3

(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund's portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund's portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

Portfolio Breakdown (%) (at November 30, 2014)
Equity Funds	5.2
Exchange-Traded Funds	2.7
Foreign Government Obligations	4.2
Inflation-Indexed Bonds	18.1
Money Market Funds(a)	52.8
Residential Mortgage-Backed Securities — Agency	3.8
U.S. Treasury Obligations	13.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $93.2 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)		Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual		Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,011.70		1,020.34	4.61		4.63	0.92		5.22		5.24	1.04
Class C	1,000.00	1,000.00	1,008.90		1,016.65	8.31		8.35	1.66		8.92		8.95	1.78
Class K	1,000.00	1,000.00	1,012.70		1,021.39	3.56		3.58	0.71		4.16		4.18	0.83
Class R	1,000.00	1,000.00	1,010.80		1,019.05	5.92		5.94	1.18		6.52		6.54	1.30
Class R4	1,000.00	1,000.00	1,027.60	*	1,021.04	1.23	*	3.93	0.78	*	1.42	*	4.53	0.90	*
Class R5	1,000.00	1,000.00	1,013.60		1,022.09	2.86		2.87	0.57		3.46		3.48	0.69
Class W	1,000.00	1,000.00	1,011.70		1,020.74	4.21		4.23	0.84		4.81		4.84	0.96
Class Y	1,000.00	1,000.00	1,028.60	*	1,021.89	0.97	*	3.07	0.61	*	1.16	*	3.68	0.73	*
Class Z	1,000.00	1,000.00	1,012.60		1,021.89	3.06		3.07	0.61		3.66		3.68	0.73

*Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 4.5%

	Shares	Value ($)
Real Estate 4.5%
Columbia Real Estate Equity Fund, Class I Shares(a)	565,522	9,155,804
Total Equity Funds (Cost: $8,559,162)		9,155,804

Residential Mortgage-Backed Securities — Agency 3.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)(c) 12/11/44	3.500%	1,050,000	1,092,184
Federal National Mortgage Association(b)(c) 12/16/29	2.500%	1,240,000	1,264,291
12/11/44	4.000%	905,000	966,229
12/11/44	5.000%	1,750,000	1,940,313
Government National Mortgage Association(b)(c) 12/18/44	3.500%	1,350,000	1,416,867
Total Residential Mortgage-Backed Securities — Agency (Cost: $6,632,322)			6,679,884

U.S. Treasury Obligations 11.4%

U.S. Treasury 02/15/21	3.625%	2,920,000	3,235,725
08/15/26	6.750%	700,000	1,018,938
08/15/27	6.375%	560,000	805,437
11/15/40	4.250%	700,000	883,476
02/15/42	3.125%	1,410,000	1,473,780
08/15/43	3.625%	1,130,000	1,288,553
02/28/21	2.000%	705,000	712,821
04/30/16	0.375%	4,680,000	4,689,140
10/31/18	1.750%	2,840,000	2,894,360
12/31/19	1.125%	4,265,000	4,177,367
01/31/20	1.375%	1,945,000	1,926,766
08/15/23	2.500%	280,000	289,100
Total U.S. Treasury Obligations (Cost: $22,910,737)			23,395,463

Foreign Government Obligations(d) 3.6%

Belgium 1.0%
Belgium Government Bond(e) 06/22/24	2.600%	EUR	1,400,000	2,005,575

Foreign Government Obligations(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Japan 0.9%
Japan Government 30-Year Bond Senior Unsecured 09/20/44	1.700%	JPY	210,000,000	1,883,142
Mexico 0.7%
Mexican Bonos 06/10/21	6.500%	MXN	20,000,000	1,523,332
Spain 1.0%
Spain Government Bond Senior Unsecured 01/31/22	5.850%	EUR	1,250,000	2,028,829
Total Foreign Government Obligations (Cost: $7,605,703)				7,440,878

Inflation-Indexed Bonds(d) 15.6%

France 1.0%
France Government Bond OAT 07/25/24	0.250%	EUR	1,525,440	1,985,944
Germany 2.0%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond 04/15/18	0.750%	EUR	3,191,790	4,108,724
Italy 1.7%
Italy Buoni Poliennali Del Tesoro 09/15/19	2.350%	EUR	969,684	1,316,344
09/15/21	2.100%	EUR	959,880	1,307,145
09/15/26	3.100%	EUR	483,060	719,236
09/15/41	2.550%	EUR	179,469	246,810
Total				3,589,535
New Zealand 0.4%
New Zealand Government Bond Senior Unsecured 09/20/25	2.000%	NZD	1,129,892	873,633
Sweden 0.3%
Sweden Inflation-Linked Bond 06/01/25	1.000%	SEK	4,329,481	658,690
United Kingdom 3.5%
United Kingdom Gilt Inflation-Linked 03/22/34	0.750%	GBP	1,425,052	2,874,996
03/22/44	0.125%	GBP	2,177,838	4,207,260
Total				7,082,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Inflation-Indexed Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 6.7%
U.S. Treasury Inflation-Indexed Bond 01/15/21	1.125%	2,284,884	2,414,903
01/15/24	0.625%	2,029,919	2,065,346
01/15/25	2.375%	1,161,666	1,379,159
01/15/27	2.375%	3,776,768	4,559,087
01/15/29	2.500%	565,376	705,458
02/15/40	2.125%	880,952	1,127,934
02/15/44	1.375%	1,281,669	1,424,696
Total			13,676,583
Total Inflation-Indexed Bonds (Cost: $32,150,709)			31,975,365

Exchange-Traded Funds 2.4%

	Shares	Value ($)
WisdomTree Japan Hedged Equity Fund	36,832	2,040,493
iShares MSCI Canada ETF	64,703	1,937,208
iShares US Real Estate ETF	11,365	875,332
Total Exchange-Traded Funds (Cost: $4,773,321)		4,853,033

Money Market Funds 45.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(a)(f)	93,237,411	93,237,411
Total Money Market Funds (Cost: $93,237,411)		93,237,411
Total Investments (Cost: $175,869,365)		176,737,838
Other Assets & Liabilities, Net		28,351,874
Net Assets		205,089,712

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	12/05/2014	7,550,000 EUR	9,559,357 USD	171,157	—
Barclays Bank PLC	12/05/2014	5,064,560 USD	4,000,000 EUR	—	(90,680)
Citibank	12/08/2014	1,860,994 USD	2,100,000 CAD	—	(24,794)
Citigroup Global Markets Inc.	12/08/2014	1,600,000 AUD	1,397,654 USD	36,806	—
Citigroup Global Markets Inc.	12/08/2014	436,767 USD	500,000 AUD	—	(11,502)
HSBC Securities (USA), Inc.	12/08/2014	240,000 CAD	209,847 USD	—	(4)
HSBC Securities (USA), Inc.	12/08/2014	110,000,000 JPY	946,056 USD	19,354	—
HSBC Securities (USA), Inc.	12/08/2014	1,195,328 USD	1,350,000 CAD	—	(14,913)
HSBC Securities (USA), Inc.	12/08/2014	4,601,272 USD	535,000,000 JPY	—	(94,129)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	12/08/2014	168,351 USD	1,000,000 DKK	—	(1,224)
J.P. Morgan Securities, Inc.	12/08/2014	147,956 USD	500,000 PLN	584	—
J.P. Morgan Securities, Inc.	01/09/2015	22,263 USD	75,000 MYR	—	(264)
Standard Chartered Bank	12/08/2014	2,680,000 GBP	4,285,910 USD	99,889	—
Standard Chartered Bank	12/08/2014	6,000,000 MXN	444,346 USD	13,279	—
Standard Chartered Bank	12/08/2014	7,900,000 SEK	1,068,311 USD	8,824	—
Standard Chartered Bank	12/08/2014	1,599,220 USD	1,000,000 GBP	—	(37,272)
State Street Bank & Trust Company	12/08/2014	81,330 USD	550,000 NOK	—	(2,949)
UBS Securities	12/08/2014	1,600,000 CHF	1,668,046 USD	12,009	—
UBS Securities	12/08/2014	75,000 NZD	59,211 USD	413	—
Total				362,315	(277,731)

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $3,440,856 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND	21	AUD	1,972,022	12/2014	24,095	—
CAN 10YR BOND	8	CAD	963,568	03/2015	12,408	—
EMINI MSCI EAFE INDEX	172	USD	15,793,040	12/2014	—	(406,053)
EURO BUXL 30YR BOND	8	EUR	1,491,941	12/2014	93,942	—
EURO-BTP (ITALY GOVT)	29	EUR	4,832,768	12/2014	137,169	—
EURO-BUND	3	EUR	570,184	12/2014	14,086	—
EURO-OAT	12	EUR	2,196,878	12/2014	56,689	—
LONG GILT	29	GBP	5,324,326	03/2015	22,176	—
MSCI EMER MKT MIN	34	USD	1,697,110	12/2014	—	(101,397)
S&P500 EMINI	282	USD	29,134,830	12/2014	1,489,669
SHORT EURO-BTP (ITALY GOVT)	24	EUR	3,318,221	12/2014	—	(2,852)
US 10YR NOTE	29	USD	3,684,360	03/2015	24,858	—
US 5YR NOTE	7	USD	836,445	03/2015	3,430	—
US LONG BOND	32	USD	4,564,000	03/2015	63,647	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA T-BOND	12	USD	1,929,751	03/2015	29,880	—
Total					1,972,049	(510,302)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(21)	EUR	(3,348,922)	12/2014	—	(13,369)
EURO-BUND	(4)	EUR	(760,245)	12/2014	—	(20,461)
Total					—	(33,830)

Credit Default Swap Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $1,347,000 was received from broker as collateral to cover open credit default swap contracts.

At November 30, 2014, cash totaling $1,120,441 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	CDX Emerging Markets Index 21-V1	06/20/2019	5.000	2.97	1,920,000	160,987	(172,006)	18,133	7,114	—
Goldman Sachs International	CDX Emerging Markets Index 21-V2	06/20/2019	5.000	2.97	5,280,000	442,713	(481,874)	49,867	10,706	—
Morgan Stanley	CDX Emerging Markets Index 21-V1	06/20/2019	5.000	2.97	5,040,000	422,590	(496,394)	47,600	—	(26,204)
Morgan Stanley*	CDX North America High Yield 22-V1	06/20/2019	5.000	3.10	6,930,000	92,174	—	65,464	157,638	—
Morgan Stanley*	CDX North America Investment Grade 22-V1	06/20/2019	1.000	0.53	18,500,000	85,852	—	34,962	120,814	—
Total									296,272	(26,204)

*  Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Interest Rate Swap Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $475,629 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.287	05/02/2021	USD	11,000,000	(61)	273,769	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	3.159	05/02/2029	USD	3,000,000	(29)	215,343	—
Total								489,112	—

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	22,898,470	—	(20,641,862)	(2,256,608)	—	—	—
Columbia Real Estate Equity Fund, Class I Shares	27,191,544	7,013,678	(26,167,692)	521,632	8,559,162	150,375	9,155,804
Columbia Short-Term Cash Fund	68,867,224	146,108,142	(121,737,955)	—	93,237,411	40,404	93,237,411
Total	118,957,238	153,121,820	(168,547,509)	(1,734,976)	101,796,573	190,779	102,393,215

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $2,005,575 or 0.98% of net assets.

(f)  The rate shown is the seven-day current annualized yield at November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PLN  Polish Zloty

SEK  Swedish Krona

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	9,155,804	—	—	9,155,804
Money Market Funds	93,237,411	—	—	93,237,411
Total Mutual Funds	102,393,215	—	—	102,393,215
Bonds
Residential Mortgage-Backed Securities — Agency	—	6,679,884	—	6,679,884
U.S. Treasury Obligations	23,395,463	—	—	23,395,463
Foreign Government Obligations	—	7,440,878	—	7,440,878
Inflation-Indexed Bonds	—	31,975,365	—	31,975,365
Total Bonds	23,395,463	46,096,127	—	69,491,590
Equity Securities
Exchange-Traded Funds	4,853,033	—	—	4,853,033
Total Equity Securities	4,853,033	—	—	4,853,033
Investments in Securities	130,641,711	46,096,127	—	176,737,838

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	362,315	—	362,315
Futures Contracts	1,972,049	—	—	1,972,049
Swap Contracts	—	785,384	—	785,384
Liabilities
Forward Foreign Currency Exchange Contracts	—	(277,731)	—	(277,731)
Futures Contracts	(544,132)	—	—	(544,132)
Swap Contracts	—	(26,204)	—	(26,204)
Total	132,069,628	46,939,891	—	179,009,519

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $74,072,792)	$74,344,623
Affiliated issuers (identified cost $101,796,573)	102,393,215
Total investments (identified cost $175,869,365)	176,737,838
Foreign currency (identified cost $4,109)	74,298
Margin deposits	5,036,926
Unrealized appreciation on forward foreign currency exchange contracts	362,315
Unrealized appreciation on swap contracts	17,820
Premiums paid on outstanding swap contracts	1,150,363
Receivable for:
Investments sold	26,084,750
Investments sold on a delayed delivery basis	3,284,826
Capital shares sold	2,731,119
Dividends	6,595
Interest	436,539
Reclaims	3,885
Variation margin	128,980
Expense reimbursement due from Investment Manager	2,926
Prepaid expenses	1,555
Trustees' deferred compensation plan	4,976
Other assets	20,157
Total assets	216,085,868
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	277,731
Unrealized depreciation on swap contracts	26,204
Payable for:
Investments purchased	52,123
Investments purchased on a delayed delivery basis	9,903,319
Capital shares purchased	286,874
Variation margin	366,802
Investment management fees	6,734
Distribution and/or service fees	2,815
Transfer agent fees	36,837
Administration fees	668
Plan administration fees	1
Compensation of board members	1,615
Chief compliance officer expenses	13
Other expenses	29,444
Trustees' deferred compensation plan	4,976
Total liabilities	10,996,156
Net assets applicable to outstanding capital stock	$205,089,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Represented by
Paid-in capital	$198,319,143
Excess of distributions over net investment income	(79,122)
Accumulated net realized gain	3,747,860
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	271,831
Investments — affiliated issuers	596,642
Foreign currency translations	(38,323)
Forward foreign currency exchange contracts	84,584
Futures contracts	1,427,917
Swap contracts	759,180
Total — representing net assets applicable to outstanding capital stock	$205,089,712
Class A
Net assets	$16,590,201
Shares outstanding	1,601,342
Net asset value per share	$10.36
Maximum offering price per share(a)	$10.99
Class C
Net assets	$3,153,767
Shares outstanding	309,225
Net asset value per share	$10.20
Class K
Net assets	$2,806
Shares outstanding	270
Net asset value per share(b)	$10.38
Class R
Net assets	$48,359
Shares outstanding	4,691
Net asset value per share	$10.31
Class R4
Net assets	$29,193
Shares outstanding	2,803
Net asset value per share	$10.41
Class R5
Net assets	$178,216
Shares outstanding	17,090
Net asset value per share	$10.43
Class W
Net assets	$180,019,197
Shares outstanding	17,353,450
Net asset value per share	$10.37

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class Y
Net assets	$2,571
Shares outstanding	246
Net asset value per share(b)	$10.44
Class Z
Net assets	$5,065,402
Shares outstanding	486,444
Net asset value per share	$10.41

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$40,771
Dividends — affiliated issuers	190,779
Interest	409,983
Foreign taxes withheld	(10,978)
Total income	630,555
Expenses:
Investment management fees	549,624
Distribution and/or service fees
Class A	6,620
Class C	3,832
Class R	13
Class W	226,074
Transfer agent fees
Class A	5,445
Class C	786
Class K	1
Class R	5
Class R4(a)	1
Class R5	16
Class W	185,322
Class Z	3,604
Administration fees	57,151
Plan administration fees
Class K	3
Compensation of board members	12,728
Custodian fees	19,474
Printing and postage fees	40,380
Registration fees	59,589
Professional fees	17,861
Dividends and interest on securities sold short	17
Chief compliance officer expenses	52
Other	3,443
Total expenses	1,192,041
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(391,712)
Total net expenses	800,329
Net investment loss	(169,774)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(94,637)
Investments — affiliated issuers	(1,734,976)
Capital gain distributions from underlying affiliated funds	107,196
Foreign currency translations	(16,820)
Forward foreign currency exchange contracts	(173,416)
Futures contracts	4,062,558
Swap contracts	872,465
Increase from payment by affiliate (Note 6)	131,751
Net realized gain	3,154,121
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(88,429)
Investments — affiliated issuers	375,339
Foreign currency translations	(35,701)
Forward foreign currency exchange contracts	50,093
Futures contracts	(802,770)
Swap contracts	(55,161)
Net change in unrealized depreciation	(556,629)
Net realized and unrealized gain	2,597,492
Net increase in net assets resulting from operations	$2,427,718

(a) Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income (loss)	$(169,774)	$92,958
Net realized gain	3,154,121	875,909
Net change in unrealized appreciation (depreciation)	(556,629)	4,119,379
Net increase in net assets resulting from operations	2,427,718	5,088,246
Distributions to shareholders
Net realized gains
Class A	—	(325,536)
Class C	—	(25,110)
Class K	—	(120)
Class R	—	(120)
Class R5	—	(120)
Class W	—	(120)
Class Z	—	(244,580)
Total distributions to shareholders	—	(595,706)
Increase in net assets from capital stock activity	5,217,682	178,259,541
Total increase in net assets	7,645,400	182,752,081
Net assets at beginning of period	197,444,312	14,692,231
Net assets at end of period	$205,089,712	$197,444,312
Undistributed (excess of distributions over) net investment income	$(79,122)	$90,652

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,418,154	14,461,405	107,221	1,054,840
Distributions reinvested	—	—	9,337	86,275
Redemptions	(527,851)	(5,380,896)	(214,690)	(2,070,228)
Net increase (decrease)	890,303	9,080,509	(98,132)	(929,113)
Class C shares
Subscriptions	276,495	2,791,501	9,144	87,700
Distributions reinvested	—	—	2,728	24,991
Redemptions	(8,438)	(85,714)	(109,050)	(1,051,933)
Net increase (decrease)	268,057	2,705,787	(97,178)	(939,242)
Class K shares
Subscriptions	—	—	20	200
Net increase	—	—	20	200
Class R shares
Subscriptions	4,421	45,000	20	200
Net increase	4,421	45,000	20	200
Class R4 shares
Subscriptions	2,803	29,000	—	—
Net increase	2,803	29,000	—	—
Class R5 shares
Subscriptions	14,562	147,923	2,278	22,730
Net increase	14,562	147,923	2,278	22,730
Class W shares
Subscriptions	1,046,200	10,742,009	18,117,939	181,441,953
Redemptions	(1,565,515)	(16,076,026)	(245,424)	(2,482,059)
Net increase (decrease)	(519,315)	(5,334,017)	17,872,515	178,959,894
Class Y shares
Subscriptions	246	2,500	—	—
Net increase	246	2,500	—	—
Class Z shares
Subscriptions	360,863	3,694,119	121,008	1,181,488
Distributions reinvested	—	—	574	5,319
Redemptions	(503,806)	(5,153,139)	(4,283)	(41,935)
Net increase (decrease)	(142,943)	(1,459,020)	117,299	1,144,872
Total net increase	518,134	5,217,682	17,796,822	178,259,541

(a) Class R4 and Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.24		$10.06		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.01		(0.04)
Net realized and unrealized gain	0.13		0.65		0.47
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.12		0.66		0.43
Less distributions to shareholders:
Net investment income	—		—		(0.14)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.37)
Net asset value, end of period	$10.36		$10.24		$10.06
Total return	1.17	%(b)	7.07%		4.15%
Ratios to average net assets(c)
Total gross expenses	1.30	%(d)	2.01%		2.97	%(d)
Total net expenses(e)	0.92	%(d)	0.75%		0.60	%(d)
Net investment income (loss)	(0.42	%)(d)	0.14%		(0.42	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$16,590		$7,281		$8,139
Portfolio turnover	99	%(f)	303	%(f)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.11		$10.03		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.06)		(0.12)
Net realized and unrealized gain	0.14		0.62		0.48
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.09		0.56		0.36
Less distributions to shareholders:
Net investment income	—		—		(0.10)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.33)
Net asset value, end of period	$10.20		$10.11		$10.03
Total return	0.89	%(b)	6.07%		3.43%
Ratios to average net assets(c)
Total gross expenses	2.05	%(d)	2.76%		3.69	%(d)
Total net expenses(e)	1.66	%(d)	1.50%		1.33	%(d)
Net investment loss	(1.14	%)(d)	(0.65%)		(1.19	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3,154		$416		$1,387
Portfolio turnover	99	%(f)	303	%(f)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class K	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.25		$10.06		$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.03		(0.04)
Net realized and unrealized gain	0.12		0.64		0.47
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.13		0.67		0.43
Less distributions to shareholders:
Net investment income	—		—		(0.14)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.37)
Net asset value, end of period	$10.38		$10.25		$10.06
Total return	1.27	%(c)	7.18%		4.13%
Ratios to average net assets(d)
Total gross expenses	1.07	%(e)	1.79%		2.90	%(e)
Total net expenses(f)	0.71	%(e)	0.63%		0.63	%(e)
Net investment income (loss)	(0.03	%)(e)	0.35%		(0.37	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	99	%(g)	303	%(g)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.20		$10.05		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.01)		(0.07)
Net realized and unrealized gain	0.13		0.64		0.47
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.11		0.63		0.40
Less distributions to shareholders:
Net investment income	—		—		(0.12)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.35)
Net asset value, end of period	$10.31		$10.20		$10.05
Total return	1.08	%(b)	6.77%		3.90%
Ratios to average net assets(c)
Total gross expenses	1.58	%(d)	2.26%		3.14	%(d)
Total net expenses(e)	1.18	%(d)	1.00%		0.87	%(d)
Net investment loss	(0.62	%)(d)	(0.14%)		(0.74	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$48		$3		$3
Portfolio turnover	99	%(f)	303	%(f)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.13
Income from investment operations:
Net investment income	(0.00	)(b)
Net realized and unrealized gain	0.28
Total from investment operations	0.28
Net asset value, end of period	$10.41
Total return	2.76%
Ratios to average net assets(c)
Total gross expenses	1.07	%(d)
Total net expenses(e)	0.78	%(d)
Net investment loss	(0.36	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$29
Portfolio turnover	99	%(f)

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.29		$10.07		$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.07		(0.03)
Net realized and unrealized gain	0.13		0.63		0.48
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.14		0.70		0.45
Less distributions to shareholders:
Net investment income	—		—		(0.15)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.38)
Net asset value, end of period	$10.43		$10.29		$10.07
Total return	1.36	%(c)	7.47%		4.37%
Ratios to average net assets(d)
Total gross expenses	0.89	%(e)	1.54%		2.66	%(e)
Total net expenses(f)	0.57	%(e)	0.38%		0.38	%(e)
Net investment income (loss)	(0.10	%)(e)	0.68%		(0.25	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$178		$26		$3
Portfolio turnover	99	%(g)	303	%(g)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.25		$10.06		$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.05		(0.04)
Net realized and unrealized gain	0.12		0.62		0.47
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.12		0.67		0.43
Less distributions to shareholders:
Net investment income	—		—		(0.14)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.37)
Net asset value, end of period	$10.37		$10.25		$10.06
Total return	1.17	%(b)	7.18%		4.15%
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	2.01%		2.90	%(d)
Total net expenses(e)	0.84	%(d)	0.75%		0.62	%(d)
Net investment income (loss)	(0.17	%)(d)	0.62%		(0.42	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$180,019		$183,246		$3
Portfolio turnover	99	%(f)	303	%(f)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.15
Income from investment operations:
Net investment income	(0.00	)(b)
Net realized and unrealized gain	0.29
Total from investment operations	0.29
Net asset value, end of period	$10.44
Total return	2.86%
Ratios to average net assets(c)
Total gross expenses	0.90	%(d)
Total net expenses(e)	0.61	%(d)
Net investment income	(0.30	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	99	%(f)

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.28		$10.07		$10.00
Income from investment operations:
Net investment income (loss)	0.00	(b)	0.04		(0.02)
Net realized and unrealized gain	0.12		0.65		0.47
Increase from payment by affiliate	0.01		—		—
Total from investment operations	0.13		0.69		0.45
Less distributions to shareholders:
Net investment income	—		—		(0.15)
Net realized gains	—		(0.48)		(0.23)
Total distributions to shareholders	—		(0.48)		(0.38)
Net asset value, end of period	$10.41		$10.28		$10.07
Total return	1.26	%(c)	7.37%		4.39%
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.76%		2.66	%(e)
Total net expenses(f)	0.61	%(e)	0.50%		0.35	%(e)
Net investment income (loss)	0.01	%(e)	0.41%		(0.17	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$5,065		$6,470		$5,156
Portfolio turnover	99	%(g)	303	%(g)	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 60% for the six months ended November 30, 2014 and 256% for the year ended May 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Adaptive Risk Allocation Fund (formerly known as Columbia Risk Allocation Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective October 1, 2014, Columbia Risk Allocation Fund was renamed Columbia Adaptive Risk Allocation Fund.

The Fund may invest significantly in Class I shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus. Class R4 shares commenced operations on October 1, 2014.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus. Class Y shares commenced operations on October 1, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and ETFs are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the NYSE on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to generate total return through long and short currency positions versus the U.S. dollar and to gain market exposure to foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio

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Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to obtain fixed income and equity market risk exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to obtain credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to obtain interest rate market risk exposure. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

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Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	362,315	—	362,315	159,391	—	—	202,923
Over-the-Counter Swap Contracts(c)	1,141,890	—	1,141,890	—	1,141,890	—	—
Centrally Cleared Swap Contracts(d)	48,944	—	48,944	46,737	—	—	2,207
Total	1,553,149	—	1,553,149	206,128	1,141,890	—	205,130
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(e)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(f)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	277,731	—	277,731	159,391	—	—	118,339
Centrally Cleared Swap Contracts(g)	46,737	—	46,737	46,737	—	—	—
Total	324,468	—	324,468	206,128	—	—	118,339

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) Centrally cleared swaps are included within receivable for variation margin on the Statement of Assets and Liabilities.

(e) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(f) Represents the net amount due to counterparties in the event of default.

(g) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging

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Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

instruments for accounting disclosure purposes) at November 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	296,272	*
Credit risk	Premiums paid on outstanding swap contracts	1,150,274
Equity risk	Net assets — unrealized appreciation on futures contracts	1,489,668	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	362,315
Interest rate risk	Net assets — unrealized appreciation on futures contracts	482,381	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	489,112
Interest rate risk	Premiums paid on outstanding swap contracts	89
Total		4,270,111
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	26,204	*
Equity risk	Net assets — unrealized depreciation on futures contracts	507,450	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	277,731
Interest rate risk	Net assets — unrealized depreciation on futures contracts	36,682	*
Total		848,067

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	723,895	723,895
Equity risk	—	3,180,843	—	3,180,843
Foreign exchange risk	(173,416)	—	—	(173,416)
Interest rate risk	—	881,715	148,570	1,030,285
Total	(173,416)	4,062,558	872,465	4,761,607
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(298,991)	(298,991)
Equity risk	—	(1,190,874)	—	(1,190,874)
Foreign exchange risk	50,093	—	—	50,093
Interest rate risk	—	388,104	243,830	631,934
Total	50,093	(802,770)	(55,161)	(807,838)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	68,203,328
Futures contracts — Short	6,910,342
Credit default swap contracts — sell protection	33,047,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	268,896	(207,445)
Interest rate swap contracts	436,632	—

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 changes the accounting for certain reverse repurchase agreements and similar transactions accounted for as secured borrowings. The disclosure requirements are effective for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is a blend of (i) 0.00% on assets invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in ETFs and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) an advisory fee that declines from 0.70% to 0.60%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, ETFs and closed-end funds advised by the Investment Manager that do not pay an investment advisory fee, ETFs, third party closed-end funds, derivatives and individual securities. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.58% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

six months ended November 30, 2014, there were no expenses incurred for these particular items.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class C	0.21
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $50,413 for Class A shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2014 through September 30, 2015		Prior to October 1, 2014
Class A	1.16%		0.75%
Class C	1.91		1.50
Class K	1.04		0.63
Class R	1.41		1.00
Class R4	0.91	*	—
Class R5	0.79		0.38
Class W	1.16		0.75
Class Y	0.74	*	—
Class Z	0.91		0.50

*Fee rate is contractual from October 1, 2014 (the commencement of operations of each share class) through September 30, 2015.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $175,869,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,864,000
Unrealized depreciation	(995,000)
Net unrealized appreciation	$869,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $111,214,738 and $166,454,230, respectively, for the six months ended November 30, 2014, of which $70,079,335 and $68,087,674, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Payments by Affiliates

During the six months ended November 30, 2014, the Investment Manager reimbursed the Fund $131,751 for a loss on a trading error.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Note 7. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 96.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 10. Significant Risks

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Foreign subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Leverage Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 9 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Adaptive Risk Allocation Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2015 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the annual rates of 1.16% for Class A, 1.91% for Class C, 1.04% for Class K, 1.41% for Class R, 0.91% for Class R4, 0.79% for Class R5, 1.16% for Class W, 0.74% for Class Y and 0.91% for Class Z;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement (continued)

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the ninety-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement (continued)

reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2014

Columbia Adaptive Risk Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR214_05_E01_(01/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2015